UNITED STATES SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-CSR
CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
INVESTMENT COMPANIES
Investment Company Act file number 811-21128
Legg Mason Partners Variable Portfolios IV
(Exact name of registrant as specified in charter)

125 Broad Street, New York, NY 10004 (Address of principal executive offices) (Zip code)
Robert I. Frenkel, Esq.
c/o Legg Mason & Co., LLC
300 First Stamford Place, 4th Floor
Stamford, CT 06902
(Name and address of agent for service)
Registrant’s telephone number, including area code: (800) 451-2010
Date of fiscal year end: December 31
Date of reporting period: June 30, 2006
ITEM 1. REPORT TO STOCKHOLDERS.
     The Semi-Annual Report to Stockholders is filed herewith.

SEMI-ANNUAL REPORT JUNE 30, 2006	Legg Mason Partners Variable Portfolios IV
Legg Mason Partners Variable
  Multiple Discipline Portfolio –
  All Cap Growth and Value

Legg Mason Partners Variable
  Multiple Discipline Portfolio –
  Large Cap Growth and Value

Legg Mason Partners Variable
  Multiple Discipline Portfolio –
  Global All Cap Growth and
  Value

Legg Mason Partners Variable
  Multiple Discipline Portfolio –
  Balanced All Cap Growth and
Value

INVESTMENT PRODUCTS: NOT FDIC INSURED•NO BANK GUARANTEE•MAY LOSE VALUE

Legg Mason Partners
Variable Portfolios IV

   Semi-Annual Report • June 30, 2006
What’s
Inside

Letter from the Chairman	I

Fund at a Glance:

Legg Mason Partners Variable Multiple Discipline Portfolio —

All Cap Growth and Value	1

Large Cap Growth and Value	2

Global All Cap Growth and Value	3

Balanced All Cap Growth and Value	4

Fund Expenses	5

Schedules of Investments	7

Statements of Assets and Liabilities	31

Statements of Operations	32

Statements of Changes in Net Assets	33

Financial Highlights	37

Notes to Financial Statements	41

Board Approval of Management and Subadvisory Agreements	49

“Smith Barney”, “Salomon Brothers” and “Citi” are service marks of Citigroup, licensed for use by Legg Mason as the names of funds and investment managers. Legg Mason and its affiliates, as well as the Funds’ investment manager, are not affiliated with Citigroup.

Letter from the Chairman

R. JAY GERKEN, CFA
Chairman, President and Chief Executive Officer

Dear Shareholder,

The U.S. economy appeared to be on solid footing during the six-month reporting period. After gross domestic product (“GDP”)[i] rose 1.7% in the fourth quarter of 2005 — the first quarter in which GDP growth did not surpass 3.0% in nearly three years — the economy rebounded sharply in the first quarter of 2006. During this time, GDP rose 5.6%, its best showing since the third quarter of 2003. Both strong consumer and business spending prompted the economic turnaround. In the second quarter of 2006, GDP growth was a more modest 2.5%, according to the Commerce Department’s initial reading for the period. The decline was largely attributed to lower consumer spending, triggered by higher interest rates and oil prices, as well as a cooling housing market. In addition, business spending fell during the quarter.

The Federal Reserve Board (“Fed”)ii continued to raise interest rates during the reporting period. Despite the “changing of the guard” from Fed Chairman Alan Greenspan to Ben Bernanke in early 2006, it was “business as usual” for the Fed, as it raised short-term interest rates four times during the period. Since it began its tightening campaign in June 2004, the Fed has increased rates 17 consecutive times, bringing the federal funds rateiii from 1.00% to 5.25%. Coinciding with its latest rate hike in June 2006, the Fed said: “The extent and timing of any additional firming. . .will depend on the evolution of the outlook for both inflation and economic growth, as implied by incoming information.”
For the six-month period ended June 30, 2006, the U.S. stock market produced positive returns, with the S&P 500 Indexiv returning 2.71%. While the economy expanded and corporate profits remained strong, the headwinds from steadily rising interest rates, inflationary pressures and the potential for additional Fed rate hikes tempered returns.
Looking at the market more closely, small-cap stocks outperformed their mid- and large-cap counterparts, with the Russell 2000[v], Russell Midcapvi and Russell 1000vii Indexes returning 8.21%, 4.84% and 2.76%, respectively. From an investment style perspective, value stocks significantly outperformed growth stocks, with the Russell 3000 Valueviii and
Legg Mason Partners Variable Portfolios IV      I

Russell 3000 Growthix Indexes returning 6.90% and -0.32%, respectively, over the reporting period.
Both short- and long-term yields rose over the reporting period, causing the overall bond market to decline. During the six months ended June 30, 2006, two-year Treasury yields increased from 4.41% to 5.16%. Over the same period, 10-year Treasury yields moved from 4.39% to 5.15%. Short-term rates rose in concert with the Fed’s repeated rate hikes, while long-term rates rose on fears of mounting inflationary pressures. Looking at the six-month period as a whole, the overall bond market, as measured by the Lehman Brothers U.S. Aggregate Index[x], returned -0.72%.

Performance Snapshot as of June 30, 2006 (unaudited)

6 Months

MDP — All Cap Growth and Value	1.34%

Russell 3000 Index	3.23%

S&P 500 Index	2.71%

Lipper Variable Multi-Cap Core Funds Category Average	3.18%

MDP — Large Cap Growth and Value	-0.45%

Russell 1000 Index	2.76%

S&P 500 Index	2.71%

Lipper Variable Large-Cap Core Funds Category Average	1.25%

MDP — Global All Cap Growth and Value	2.64%

Russell 3000 Index	3.23%

MSCI EAFE Index	10.16%

MSCI World Index	6.06%

S&P 500 Index	2.71%

Lipper Variable Large-Cap Core Funds Category Average	1.25%

MDP — Balanced All Cap Growth and Value	0.84%

Russell 1000 Index	2.76%

Russell 3000 Growth Index	-0.32%

Russell 3000 Value Index	6.90%

Lehman Brothers Intermediate Treasury Bond Index	-0.20%

S&P 500 Index	2.71%

Lipper Variable Mixed-Asset Target Allocation Funds Category Average	2.14%

The performance shown represents past performance. Past performance is no guarantee of future results and current performance may be higher or lower than the performance shown above. Principal value and investment returns will fluctuate and investors’ shares, when redeemed, may be worth more or less than their original cost.

Fund returns assume the reinvestment of all distributions, including returns of capital, if any, at net asset value and the deduction of all fund expenses.

Performance figures reflect fee waivers and/or expense reimbursements, without which performance would have been lower.

Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006 and include the reinvestment of all distributions, including returns of capital, if any. Returns were calculated among the 189 funds in the variable multi-cap core funds category, 222 funds in the variable large-cap core funds category and 114 funds in the variable mixed-asset target allocation funds category.
II     Legg Mason Partners Variable Portfolios IV

Variable Multiple Discipline Portfolio — All Cap Growth and Value1
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
The Fund was formerly known as Multiple Discipline Portfolio — All Cap Growth and Value.
Performance Review

For the six months ended June 30, 2006, the Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value returned 1.34%. These shares underperformed the Fund’s unmanaged benchmarks, the Russell 3000 Indexxi and the S&P 500 Index, which returned 3.23% and 2.71%, respectively, for the same period. The Lipper Variable Multi-Cap Core Funds Category Average[2] increased 3.18% over the same time frame.

[1]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[2]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 189 funds in the Fund’s Lipper category.
Legg Mason Partners Variable Portfolios IV      III

Variable Multiple Discipline Portfolio — Large Cap Growth and Value3
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
The Fund was formerly known as Multiple Discipline Portfolio — Large Cap Growth and Value.
Performance Review

For the six months ended June 30, 2006, the Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value returned -0.45%. These shares underperformed the Fund’s unmanaged benchmarks, the Russell 1000 Index and the S&P 500 Index, which returned 2.76% and 2.71%, respectively, for the same period. The Lipper Variable Large-Cap Core Funds Category Average[4] increased 1.25% over the same time frame.
Variable Multiple Discipline Portfolio — Global All Cap Growth and Value3
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s

[3]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.

[4]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 222 funds in the Fund’s Lipper category.
IV     Legg Mason Partners Variable Portfolios IV

asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.
The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Fund’s subadviser effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA and CAM N.A. are wholly-owned subsidiaries of Legg Mason.
The Fund was formerly known as Multiple Discipline Portfolio — Global All Cap Growth and Value.

Performance Review

For the six months ended June 30, 2006, Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value returned 2.64%. In comparison, the Fund’s unmanaged benchmarks, the Russell 3000 Index, the MSCI EAFE Indexxii, the MSCI World Indexxiii and the S&P 500 Index, returned 3.23%, 10.16%, 6.06% and 2.71%, respectively, for the same period. The Lipper Variable Large-Cap Core Funds Category Average[5] increased 1.25% over the same time frame.
Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value6
Special Shareholder Notices

As part of the continuing effort to integrate investment products managed by the advisers acquired with Citigroup’s asset management business, Legg Mason, Inc. (“Legg Mason”) has recommended various Fund actions in order to streamline product offerings, eliminate redundancies and

[5]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 222 funds in the Fund’s Lipper category.

[6]	The Fund is an underlying investment option of various variable annuity and variable life insurance products. The Fund’s performance returns do not reflect the deduction of initial sales charges and expenses imposed in connection with investing in variable annuity or variable life insurance contracts, such as administrative fees, account charges, and surrender charges, which, if reflected, would reduce the performance of the Fund. Past performance is no guarantee of future results.
Legg Mason Partners Variable Portfolios IV      V

improve efficiencies within the organization. At Board meetings held during June and July 2006, the Fund’s Board reviewed and approved these recommendations, and provided authorization to move ahead with proxy solicitations for those matters needing shareholder approval.

The Fund’s Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Fund’s investment manager effective August 1, 2006. The Fund’s Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) and Western Asset Management Company (“Western Asset”) as the Fund’s subadvisers effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Fund remain the same immediately prior to and immediately after the date of these changes. LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason.
Effective July 17, 2006, Robert Gendelman, a portfolio manager of CAM N.A., assumed management of the equity portion of the Fund’s assets and also acts as coordinating portfolio manager of the Fund.
Shareholders will be asked to authorize the Fund’s Board to change the Fund’s investment objective without shareholder approval. Proxy materials are expected to be mailed later in 2006. If shareholder approval is obtained, it is expected that the Fund’s investment objective and investment strategy would change. It is planned that the Fund’s new investment objective would be total return (that is, a combination of income and long-term capital appreciation), and related changes to investment strategies will also be implemented. In connection with the proposed change in the Fund’s investment objective, it is expected that the Fund would no longer follow a fixed asset allocation strategy. Until shareholder approval is obtained, the Fund will continue to pursue its current investment objective and strategies.
The Fund was formerly known as Multiple Discipline Portfolio — Balanced All Cap Growth and Value.

Performance Review

For the six months ended June 30, 2006, the Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value returned 0.84%. In comparison, the Fund’s unmanaged benchmarks, the Russell 1000 Index, the Russell 3000 Growth Index, the Russell 3000 Value Index, the Lehman Brothers Intermediate Treasury Bond Indexxiv and the S&P 500 Index, returned 2.76%, -0.32%, 6.90%,
VI     Legg Mason Partners Variable Portfolios IV

-0.20% and 2.71%, respectively, for the same period. The Lipper Variable Mixed-Asset Target Allocation Funds Category Average[7] increased 2.14% over the same time frame.

Information About Your Funds

As you may be aware, several issues in the mutual fund industry have come under the scrutiny of federal and state regulators. Affiliates of the Funds’ Manager have, in recent years, received requests for information from various government regulators regarding market timing, late trading, fees, and other mutual fund issues in connection with various investigations. The regulators appear to be examining, among other things, the Funds’ response to market timing and shareholder exchange activity, including compliance with prospectus disclosure related to these subjects. The Funds are not in a position to predict the outcome of these requests and investigations.
Important information with regard to recent regulatory developments that may affect the Funds is contained in the Notes to Financial Statements included in this report.

As always, thank you for your continued confidence in our stewardship of your assets. We look forward to helping you meet your financial goals.
Sincerely,

R. Jay Gerken, CFA
Chairman, President, and Chief Executive Officer
July 28, 2006

[7]	Lipper, Inc. is a major independent mutual-fund tracking organization. Returns are based on the six-month period ended June 30, 2006, including the reinvestment of all distributions, including returns of capital, if any, calculated among the 114 funds in the Fund’s Lipper category.
Legg Mason Partners Variable Portfolios IV      VII

The information provided is not intended to be a forecast of future events, a guarantee of future results or investment advice. Views expressed may differ from those of the firm as a whole.
RISKS:
Variable All Cap Growth and Value: Diversification does not assure against loss. The Fund may invest in small-and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
Variable Large Cap Growth and Value: Diversification does not assure against loss. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
Variable Global All Cap Growth and Value: Diversification does not assure against loss. The Fund may invest in small-and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Foreign stocks are subject to certain risks of overseas investing not associated with domestic investing such as currency fluctuations and changes in political and economic conditions, which could result in significant market fluctuation. These risks are magnified in emerging markets. Please see the Fund’s prospectus for more information on these and other risks.
Variable Balanced All Cap Growth and Value: Diversification does not assure against loss. The Fund may invest in small-and mid-cap companies that may involve a higher degree of risk and volatility than investments in large-cap companies. Interest rates typically cause the prices of fixed income securities to decline and may, reduce the value of the Fund’s share price. The Fund may use derivatives, such as options and futures, which can be illiquid, may disproportionately increase losses, and have a potentially large impact on Fund performance. Please see the Fund’s prospectus for more information on these and other risks.
All index performance reflects no deduction for fees, expenses or taxes. Please note that an investor cannot invest directly in an index.

[i]	Gross domestic product is a market value of goods and services produced by labor and property in a given country.

ii	The Federal Reserve Board is responsible for the formulation of a policy designed to promote economic growth, full employment, stable prices, and a sustainable pattern of international trade and payments.

iii	The federal funds rate is the interest rate that banks with excess reserves at a Federal Reserve district bank charge other banks that need overnight loans.

iv	The S&P 500 Index is an unmanaged index of 500 stocks that is generally representative of the performance of larger companies in the U.S.

[v]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index.

vi	The Russell Midcap Index measures the performance of the 800 smallest companies in the Russell 1000 Index, which represents approximately 25% of the total market capitalization of the Russell 1000 Index.

vii	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index.

viii	The Russell 3000 Value Index measures the performance of those Russell 3000 Index companies with lower price-to-book ratios and lower forecasted growth values. (A price-to-book ratio is the price of a stock compared to the difference between a company’s assets and liabilities.)

ix	The Russell 3000 Growth Index measures the performance of those Russell 3000 Index companies with higher price-to-book ratios and higher forecasted growth values.

[x]	The Lehman Brothers U.S. Aggregate Index is a broad-based bond index comprised of government, corporate, mortgage and asset-backed issues, rated investment grade or higher, and having at least one year to maturity.

xi	The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the U.S. equity market.

xii	The MSCI EAFE Index is an unmanaged index of common stocks of companies located in Europe, Australasia and the Far East.

xiii	The MSCI World Index is a market capitalization weighted equity index of over 1,500 stocks traded in 22 world markets.

xiv	The Lehman Brothers Intermediate Treasury Bond Index is an unmanaged index of U.S. Treasury bonds with maturities between one and ten years.
VIII     Legg Mason Partners Variable Portfolios IV

Fund at a Glance (unaudited)
Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value

Investment Breakdown
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      1

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value

Investment Breakdown
2     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value

Investment Breakdown
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      3

Fund at a Glance (unaudited) (continued)
Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value

Investment Breakdown
4     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Fund Expenses (unaudited)
Example
As a shareholder of the Funds, you may incur two types of costs: (1) transaction costs; and (2) ongoing costs, including management fees; distribution and/or service (12b-1) fees; and other Fund expenses. This example is intended to help you understand your ongoing costs (in dollars) of investing in the Funds and to compare these costs with the ongoing costs of investing in other mutual funds.
   This example is based on an investment of $1,000 invested on January 1, 2006 and held for the six months ended June 30, 2006.
Actual Expenses
The table below titled “Based on Actual Total Return” provides information about actual account values and actual expenses. You may use the information provided in this table, together with the amount you invested, to estimate the expenses that you paid over the period. To estimate the expenses you paid on your account, divide your ending account value by $1,000 (for example, an $8,600 ending account value divided by $1,000 = 8.6), then multiply the result by the number under the heading entitled “Expenses Paid During the Period”.

Based on Actual Total Return (1)

		Beginning	Ending	Annualized	Expenses
	Actual Total	Account	Account	Expense	Paid During
	Return(2)	Value	Value	Ratio	the Period(3)

All Cap Growth and Value	1.34%	$1,000.00	$1,013.40	0.94%	$4.69

Large Cap Growth and Value	(0.45)	1,000.00	995.50	0.92	4.55

Global All Cap Growth and Value	2.64	1,000.00	1,026.40	0.83	4.17

Balanced All Cap Growth and Value	0.84	1,000.00	1,008.40	0.94	4.68

(1)	For the six months ended June 30, 2006.

(2)	Assumes reinvestment of all distributions, including returns of capital, if any, at net asset value. Total return is not annualized, as it may not be representative of the total return for the year. Total returns do not reflect expenses associated with the separate account such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total returns. Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower.

(3)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      5

Fund Expenses (unaudited) (continued)
Hypothetical Example for Comparison Purposes
The table below titled “Based on Hypothetical Total Return” provides information about hypothetical account values and hypothetical expenses based on the actual expense ratio and an assumed rate of return of 5.00% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use the information provided in this table to compare the ongoing costs of investing in the Funds and other funds. To do so, compare the 5.00% hypothetical example relating to the Fund with the 5.00% hypothetical examples that appear in the shareholder reports of the other funds.
   Please note that the expenses shown in the table below are meant to highlight your ongoing costs only and do not reflect any transactional costs. Therefore, this table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transaction costs were included, your costs would have been higher.

Based on Hypothetical Total Return (1)

	Hypothetical	Beginning	Ending	Annualized	Expenses
	Annualized	Account	Account	Expense	Paid During
	Total Return	Value	Value	Ratio	the Period(2)

All Cap Growth and Value	5.00%	$1,000.00	$1,020.13	0.94%	$4.71

Large Cap Growth and Value	5.00	1,000.00	1,020.23	0.92	4.61

Global All Cap Growth and Value	5.00	1,000.00	1,020.68	0.83	4.16

Balanced All Cap Growth and Value	5.00	1,000.00	1,020.13	0.94	4.71

(1)	For the six months ended June 30, 2006.

(2)	Expenses (net of fee waivers and/or expense reimbursements) are equal to each Fund’s respective annualized expense ratio multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half-year, then divided by 365.
6     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited)
LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO —
ALL CAP GROWTH AND VALUE

Shares	Security	Value

COMMON STOCKS — 99.0%
CONSUMER DISCRETIONARY — 16.9%
Hotels, Restaurants & Leisure — 0.7%
55,935	McDonald’s Corp.	$1,879,416

Internet & Catalog Retail — 2.2%
64,000	Amazon.com Inc.*	2,475,520
29,000	eBay Inc.*	849,410
66,945	Expedia Inc.*	1,002,167
63,945	IAC/ InterActiveCorp.*	1,693,903

	Total Internet & Catalog Retail	6,021,000

Leisure Equipment & Products — 0.3%
49,220	Hasbro Inc.	891,374

Media — 10.9%
97,340	Cablevision Systems Corp., New York Group, Class A Shares	2,087,943
124,960	Comcast Corp., Special Class A Shares*	4,096,189
32,377	Discovery Holding Co., Class A Shares*	473,676
229,000	Interpublic Group of Cos. Inc.*	1,912,150
22,193	Liberty Global Inc., Series A Shares*	477,150
6,390	Liberty Global Inc., Series C Shares*	131,442
21,188	Liberty Media Holding Corp. — Capital Group, Series A Shares*	1,774,919
105,944	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	1,828,593
165,590	News Corp., Class B Shares	3,341,606
191,370	Pearson PLC, Sponsored ADR	2,612,201
341,535	Time Warner Inc.	5,908,555
167,730	Walt Disney Co.	5,031,900

	Total Media	29,676,324

Specialty Retail — 2.8%
44,500	Bed Bath & Beyond Inc.*	1,476,065
83,160	Charming Shoppes Inc.*	934,718
149,234	Home Depot Inc.	5,341,085

	Total Specialty Retail	7,751,868

	TOTAL CONSUMER DISCRETIONARY	46,219,982

CONSUMER STAPLES — 8.2%
Beverages — 2.5%
78,963	Coca-Cola Co.	3,396,988
11,000	Molson Coors Brewing Co., Class B Shares	746,680
42,013	PepsiCo Inc.	2,522,461

	Total Beverages	6,666,129

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      7

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Food & Staples Retailing — 1.6%
65,700	Safeway Inc.	$1,708,200
54,000	Wal-Mart Stores Inc.	2,601,180

	Total Food & Staples Retailing	4,309,380

Food Products — 2.6%
62,000	Kraft Foods Inc., Class A Shares	1,915,800
127,260	Unilever PLC, Sponsored ADR	2,868,440
52,675	Wm. Wrigley Jr. Co.	2,389,338

	Total Food Products	7,173,578

Household Products — 1.5%
12,500	Kimberly-Clark Corp.	771,250
60,341	Procter & Gamble Co.	3,354,960

	Total Household Products	4,126,210

	TOTAL CONSUMER STAPLES	22,275,297

ENERGY — 8.1%
Energy Equipment & Services — 2.8%
17,000	Baker Hughes Inc.	1,391,450
31,640	GlobalSantaFe Corp.	1,827,210
25,546	Grant Prideco Inc.*	1,143,184
65,350	Weatherford International Ltd.*	3,242,667

	Total Energy Equipment & Services	7,604,511

Oil, Gas & Consumable Fuels — 5.3%
86,520	Anadarko Petroleum Corp.	4,126,139
31,820	BP PLC, Sponsored ADR	2,214,990
9,800	Chevron Corp.	608,188
66,780	Exxon Mobil Corp.	4,096,953
28,620	Murphy Oil Corp.	1,598,713
82,300	Williams Cos. Inc.	1,922,528

	Total Oil, Gas & Consumable Fuels	14,567,511

	TOTAL ENERGY	22,172,022

FINANCIALS — 13.8%
Capital Markets — 4.9%
8,000	Franklin Resources Inc.	694,480
9,000	Goldman Sachs Group Inc.	1,353,870
52,004	Lehman Brothers Holdings Inc.	3,388,060
84,804	Merrill Lynch & Co. Inc.	5,898,966
34,530	State Street Corp.	2,005,848

	Total Capital Markets	13,341,224

Consumer Finance — 1.1%
56,145	American Express Co.	2,988,037

See Notes to Financial Statements.
8     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Diversified Financial Services — 2.2%
60,329	Bank of America Corp.	$2,901,825
74,332	JPMorgan Chase & Co.	3,121,944

	Total Diversified Financial Services	6,023,769

Insurance — 3.5%
75,985	American International Group Inc.	4,486,914
681	Berkshire Hathaway Inc., Class B Shares*	2,072,283
59,070	Chubb Corp.	2,947,593

	Total Insurance	9,506,790

Thrifts & Mortgage Finance — 2.1%
42,145	MGIC Investment Corp.	2,739,425
70,000	PMI Group Inc.	3,120,600

	Total Thrifts & Mortgage Finance	5,860,025

	TOTAL FINANCIALS	37,719,845

HEALTH CARE — 18.8%
Biotechnology — 7.6%
2,746	Alkermes Inc.*	51,954
74,945	Amgen Inc.*	4,888,662
126,655	Biogen Idec Inc.*	5,867,926
31,752	Genentech Inc.*	2,597,314
49,050	Genzyme Corp.*	2,994,503
65,000	ImClone Systems Inc.*	2,511,600
183,120	Millennium Pharmaceuticals Inc.*	1,825,706

	Total Biotechnology	20,737,665

Health Care Providers & Services — 1.5%
91,260	UnitedHealth Group Inc.	4,086,623

Pharmaceuticals — 9.7%
72,290	Abbott Laboratories	3,152,567
28,000	Eli Lilly & Co.	1,547,560
72,080	Forest Laboratories Inc.*	2,788,775
43,130	GlaxoSmithKline PLC, Sponsored ADR	2,406,654
107,224	Johnson & Johnson	6,424,862
25,000	Novartis AG, Sponsored ADR	1,348,000
256,016	Pfizer Inc.	6,008,696
61,610	Wyeth	2,736,100

	Total Pharmaceuticals	26,413,214

	TOTAL HEALTH CARE	51,237,502

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      9

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 9.7%
Aerospace & Defense — 3.4%
17,000	Boeing Co.	$1,392,470
69,960	Honeywell International Inc.	2,819,388
29,186	L-3 Communications Holdings Inc.	2,201,208
64,590	Raytheon Co.	2,878,776

	Total Aerospace & Defense	9,291,842

Airlines — 0.8%
131,830	Southwest Airlines Co.	2,158,057

Electrical Equipment — 1.2%
38,785	Emerson Electric Co.	3,250,571

Industrial Conglomerates — 2.8%
100,200	General Electric Co.	3,302,592
158,621	Tyco International Ltd.	4,362,078

	Total Industrial Conglomerates	7,664,670

Machinery — 1.5%
32,882	Caterpillar Inc.	2,449,051
59,200	Pall Corp.	1,657,600

	Total Machinery	4,106,651

	TOTAL INDUSTRIALS	26,471,791

INFORMATION TECHNOLOGY — 18.8%
Communications Equipment — 3.5%
300,975	Cisco Systems Inc.*	5,878,042
87,220	Motorola Inc.	1,757,483
92,210	Nokia Oyj, Sponsored ADR	1,868,174

	Total Communications Equipment	9,503,699

Computers & Peripherals — 2.6%
95,780	Dell Inc.*	2,337,990
19,435	International Business Machines Corp.	1,492,997
14,000	Lexmark International Inc., Class A Shares*	781,620
20,300	SanDisk Corp.*	1,034,894
65,061	Seagate Technology*	1,472,981

	Total Computers & Peripherals	7,120,482

Electronic Equipment & Instruments — 0.6%
50,790	Agilent Technologies Inc.*	1,602,933

Internet Software & Services — 1.5%
20,000	VeriSign Inc.*	463,400
109,500	Yahoo! Inc.*	3,613,500

	Total Internet Software & Services	4,076,900

See Notes to Financial Statements.
10     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 6.6%
80,000	Applied Materials Inc.	$1,302,400
829	Cabot Microelectronics Corp.*	25,127
41,136	Cree Inc.*	977,391
175,990	Intel Corp.	3,335,010
140,662	Micron Technology Inc.*	2,118,370
42,900	Novellus Systems Inc.*	1,059,630
243,114	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	2,231,784
226,710	Texas Instruments Inc.	6,867,046

	Total Semiconductors & Semiconductor Equipment	17,916,758

Software — 4.0%
42,900	Advent Software Inc.*	1,547,403
45,820	Autodesk Inc.*	1,578,957
41,000	Electronic Arts Inc.*	1,764,640
258,730	Microsoft Corp.	6,028,409

	Total Software	10,919,409

	TOTAL INFORMATION TECHNOLOGY	51,140,181

MATERIALS — 3.1%
Chemicals — 1.1%
29,600	Dow Chemical Co.	1,155,288
47,000	E.I. du Pont de Nemours & Co.	1,955,200

	Total Chemicals	3,110,488

Metals & Mining — 1.0%
82,945	Alcoa Inc.	2,684,100

Paper & Forest Products — 1.0%
42,975	Weyerhaeuser Co.	2,675,194

	TOTAL MATERIALS	8,469,782

TELECOMMUNICATION SERVICES — 1.6%
Diversified Telecommunication Services — 0.8%
64,440	Verizon Communications Inc.	2,158,095

Wireless Telecommunication Services — 0.8%
107,860	Vodafone Group PLC, Sponsored ADR	2,297,418

	TOTAL TELECOMMUNICATION SERVICES	4,455,513

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $241,063,966)	270,161,915

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      11

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Security	Value

SHORT-TERM INVESTMENT — 1.1%
Repurchase Agreement — 1.1%
$2,869,000	State Street Bank & Trust Co. dated 6/30/06, 4.080% due 7/3/06; Proceeds at maturity — $2,869,975; (Fully collateralized by U.S. Treasury Note, 4.000% due 2/15/14; Market value — $2,932,800) (Cost — $2,869,000)	$2,869,000

	TOTAL INVESTMENTS — 100.1% (Cost — $243,932,966#)	273,030,915
	Liabilities in Excess of Other Assets — (0.1)%	(149,431)

	TOTAL NET ASSETS — 100.0%	$272,881,484

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt
See Notes to Financial Statements.
12     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO —
LARGE CAP GROWTH AND VALUE

Shares	Security	Value

COMMON STOCKS — 96.1%
CONSUMER DISCRETIONARY — 15.9%
Hotels, Restaurants & Leisure — 1.0%
10,220	McDonald’s Corp.	$343,392

Household Durables — 0.7%
9,990	Newell Rubbermaid Inc.	258,042

Internet & Catalog Retail — 3.0%
14,500	Amazon.com Inc.*	560,860
10,000	Expedia Inc.*	149,700
12,750	IAC/ InterActiveCorp.*	337,748

	Total Internet & Catalog Retail	1,048,308

Media — 7.4%
6,000	EchoStar Communications Corp., Class A Shares*	184,860
2,239	Liberty Media Holding Corp. — Capital Group, Series A Shares*	187,561
11,197	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	193,260
22,100	News Corp., Class B Shares	445,978
61,050	Time Warner Inc.	1,056,165
17,340	Walt Disney Co.	520,200

	Total Media	2,588,024

Multiline Retail — 0.4%
3,215	Target Corp.	157,117

Specialty Retail — 3.4%
9,000	Bed Bath & Beyond Inc.*	298,530
24,775	Home Depot Inc.	886,697

	Total Specialty Retail	1,185,227

	TOTAL CONSUMER DISCRETIONARY	5,580,110

CONSUMER STAPLES — 10.9%
Beverages — 3.5%
16,320	Coca-Cola Co.	702,087
8,960	PepsiCo Inc.	537,958

	Total Beverages	1,240,045

Food & Staples Retailing — 1.4%
16,490	Kroger Co.	360,472
3,000	Wal-Mart Stores Inc.	144,510

	Total Food & Staples Retailing	504,982

Food Products — 1.4%
10,862	Wm. Wrigley Jr. Co.	492,700

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      13

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Household Products — 2.9%
4,665	Kimberly-Clark Corp.	$287,830
12,896	Procter & Gamble Co.	717,018

	Total Household Products	1,004,848

Tobacco — 1.7%
7,900	Altria Group Inc.	580,097

	TOTAL CONSUMER STAPLES	3,822,672

ENERGY — 5.9%
Energy Equipment & Services — 1.6%
4,310	Halliburton Co.	319,845
3,000	Noble Corp.	223,260

	Total Energy Equipment & Services	543,105

Oil, Gas & Consumable Fuels — 4.3%
3,380	ConocoPhillips	221,491
7,285	Exxon Mobil Corp.	446,935
2,140	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	143,337
2,650	Suncor Energy Inc.	214,677
7,390	Total SA, Sponsored ADR	484,193

	Total Oil, Gas & Consumable Fuels	1,510,633

	TOTAL ENERGY	2,053,738

FINANCIALS — 19.4%
Capital Markets — 4.6%
4,500	Bank of New York Co. Inc.	144,900
2,290	Goldman Sachs Group Inc.	344,485
16,135	Merrill Lynch & Co. Inc.	1,122,350

	Total Capital Markets	1,611,735

Commercial Banks — 2.5%
7,050	Wachovia Corp.	381,264
7,500	Wells Fargo & Co.	503,100

	Total Commercial Banks	884,364

Consumer Finance — 2.1%
7,055	American Express Co.	375,467
4,230	Capital One Financial Corp.	361,454

	Total Consumer Finance	736,921

Diversified Financial Services — 2.8%
12,102	Bank of America Corp.	582,106
9,215	JPMorgan Chase & Co.	387,030

	Total Diversified Financial Services	969,136

See Notes to Financial Statements.
14     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Insurance — 6.4%
4,500	AFLAC Inc.	$208,575
17,160	American International Group Inc.	1,013,298
118	Berkshire Hathaway Inc., Class B Shares*	359,074
6,000	Chubb Corp.	299,400
7,500	Marsh & McLennan Cos. Inc.	201,675
3,560	St. Paul Travelers Cos. Inc.	158,705

	Total Insurance	2,240,727

Thrifts & Mortgage Finance — 1.0%
4,740	Golden West Financial Corp.	351,708

	TOTAL FINANCIALS	6,794,591

HEALTH CARE — 14.9%
Biotechnology — 5.2%
12,440	Amgen Inc.*	811,461
11,120	Biogen Idec Inc.*	515,190
6,100	Genentech Inc.*	498,980

	Total Biotechnology	1,825,631

Health Care Providers & Services — 1.9%
7,150	UnitedHealth Group Inc.	320,177
4,650	WellPoint Inc.*	338,380

	Total Health Care Providers & Services	658,557

Pharmaceuticals — 7.8%
5,500	Abbott Laboratories	239,855
15,800	Johnson & Johnson	946,736
4,650	Novartis AG, Sponsored ADR	250,728
40,898	Pfizer Inc.	959,876
6,650	Sanofi-Aventis, ADR	323,855

	Total Pharmaceuticals	2,721,050

	TOTAL HEALTH CARE	5,205,238

INDUSTRIALS — 6.1%
Aerospace & Defense — 1.2%
3,090	Boeing Co.	253,102
4,050	Raytheon Co.	180,508

	Total Aerospace & Defense	433,610

Building Products — 0.5%
6,000	Masco Corp.	177,840

Commercial Services & Supplies — 0.8%
4,950	Avery Dennison Corp.	287,397

Industrial Conglomerates — 3.1%
20,610	General Electric Co.	679,306
4,500	Textron Inc.	414,810

	Total Industrial Conglomerates	1,094,116

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      15

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Machinery — 0.5%
2,000	Parker Hannifin Corp.	$155,200

	TOTAL INDUSTRIALS	2,148,163

INFORMATION TECHNOLOGY — 16.6%
Communications Equipment — 3.3%
34,205	Cisco Systems Inc.*	668,024
8,925	Comverse Technology Inc.*	176,447
16,055	Nokia Oyj, Sponsored ADR	325,274

	Total Communications Equipment	1,169,745

Computers & Peripherals — 2.4%
18,280	Dell Inc.*	446,215
5,070	International Business Machines Corp.	389,477

	Total Computers & Peripherals	835,692

Internet Software & Services — 2.1%
22,200	Yahoo! Inc.*	732,600

Semiconductors & Semiconductor Equipment — 4.2%
34,895	Intel Corp.	661,260
26,670	Texas Instruments Inc.	807,835

	Total Semiconductors & Semiconductor Equipment	1,469,095

Software — 4.6%
11,950	Electronic Arts Inc.*	514,328
46,310	Microsoft Corp.	1,079,023

	Total Software	1,593,351

	TOTAL INFORMATION TECHNOLOGY	5,800,483

MATERIALS — 1.4%
Chemicals — 1.4%
4,850	Air Products & Chemicals Inc.	310,012
4,000	E.I. du Pont de Nemours & Co.	166,400

	TOTAL MATERIALS	476,412

TELECOMMUNICATION SERVICES — 3.8%
Diversified Telecommunication Services — 1.5%
12,761	AT&T Inc.	355,904
4,089	Embarq Corp.*	167,618

	Total Diversified Telecommunication Services	523,522

Wireless Telecommunication Services — 2.3%
6,000	ALLTEL Corp.	382,980
21,815	Sprint Nextel Corp.	436,082

	Total Wireless Telecommunication Services	819,062

	TOTAL TELECOMMUNICATION SERVICES	1,342,584

See Notes to Financial Statements.
16     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

UTILITIES — 1.2%
Multi-Utilities — 1.2%
9,600	Sempra Energy	$436,608

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $31,632,122)	33,660,599

Face
Amount

SHORT-TERM INVESTMENT — 3.6%
Repurchase Agreement — 3.6%
$1,280,000	State Street Bank & Trust Co. dated 6/30/06, 4.080% due 7/3/06; Proceeds at maturity — $1,280,435; (Fully collateralized by U.S. Treasury Notes, 4.000% to 4.250% due 2/15/14 to 11/15/14; Market value — $1,311,584) (Cost — $1,280,000)	1,280,000

	TOTAL INVESTMENTS — 99.7% (Cost — $32,912,122#)	34,940,599
	Other Assets in Excess of Liabilities — 0.3%	100,330

	TOTAL NET ASSETS — 100.0%	$35,040,929

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      17

Schedules of Investments (June 30, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO —
GLOBAL ALL CAP GROWTH AND VALUE

Shares	Security	Value

COMMON STOCKS — 93.2%
CONSUMER DISCRETIONARY — 15.6%
Automobiles — 0.4%
10,450	Honda Motor Co., Ltd., Sponsored ADR	$332,519

Hotels, Restaurants & Leisure — 0.6%
15,116	McDonald’s Corp.	507,898

Household Durables — 0.8%
10,620	Koninklijke Philips Electronics NV, New York Registered Shares	330,707
15,670	Newell Rubbermaid Inc.	404,756

	Total Household Durables	735,463

Internet & Catalog Retail — 1.6%
20,500	Amazon.com Inc.*	792,940
10,125	Expedia Inc.*	151,571
18,165	IAC/ InterActiveCorp.*	481,191

	Total Internet & Catalog Retail	1,425,702

Media — 9.6%
32,370	Cablevision Systems Corp., New York Group, Class A Shares	694,337
37,525	Comcast Corp., Special Class A Shares*	1,230,070
8,599	Discovery Holding Co., Class A Shares*	125,803
7,950	EchoStar Communications Corp., Class A Shares*	244,940
18,240	Grupo Televisa SA, Sponsored ADR	352,214
5,516	Liberty Global Inc., Series A Shares*	118,594
989	Liberty Global Inc., Series C Shares*	20,344
9,323	Liberty Media Holding Corp. — Capital Group, Series A Shares*	780,988
46,620	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	804,661
65,180	News Corp., Class B Shares	1,315,332
92,735	Time Warner Inc.	1,604,315
26,615	Walt Disney Co.	798,450
6,290	WPP Group PLC, Sponsored ADR	379,224

	Total Media	8,469,272

Multiline Retail — 0.3%
4,730	Target Corp.	231,155

Specialty Retail — 2.3%
13,810	Bed Bath & Beyond Inc.*	458,078
25,460	Charming Shoppes Inc.*	286,170
37,165	Home Depot Inc.	1,330,135

	Total Specialty Retail	2,074,383

	TOTAL CONSUMER DISCRETIONARY	13,776,392

See Notes to Financial Statements.
18     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

CONSUMER STAPLES — 8.6%
Beverages — 2.4%
24,030	Coca-Cola Co.	$1,033,771
5,750	Diageo PLC, Sponsored ADR	388,412
12,145	PepsiCo Inc.	729,186

	Total Beverages	2,151,369

Food & Staples Retailing — 1.8%
26,750	Kroger Co.	584,755
19,750	Tesco PLC, Sponsored ADR	371,794
13,300	Wal-Mart de Mexico SA de CV, Series V Shares, Sponsored ADR	371,402
5,000	Wal-Mart Stores Inc.	240,850

	Total Food & Staples Retailing	1,568,801

Food Products — 2.0%
14,370	Groupe Danone, Sponsored ADR	383,248
7,000	Nestle SA, Sponsored ADR	547,050
17,487	Wm. Wrigley Jr. Co.	793,210

	Total Food Products	1,723,508

Household Products — 1.6%
6,725	Kimberly-Clark Corp.	414,933
18,723	Procter & Gamble Co.	1,040,999

	Total Household Products	1,455,932

Tobacco — 0.8%
9,300	Altria Group Inc.	682,899

	TOTAL CONSUMER STAPLES	7,582,509

ENERGY — 6.5%
Energy Equipment & Services — 2.2%
7,515	Grant Prideco Inc.*	336,296
5,800	Halliburton Co.	430,418
3,500	Noble Corp.	260,470
18,370	Weatherford International Ltd.*	911,520

	Total Energy Equipment & Services	1,938,704

Oil, Gas & Consumable Fuels — 4.3%
17,700	Anadarko Petroleum Corp.	844,113
7,670	BP PLC, Sponsored ADR	533,909
5,885	ConocoPhillips	385,644
7,750	Exxon Mobil Corp.	475,462
4,450	Royal Dutch Shell PLC, Sponsored ADR, Class A Shares	298,061
3,400	Suncor Energy Inc.	275,434
14,990	Total SA, Sponsored ADR	982,145

	Total Oil, Gas & Consumable Fuels	3,794,768

	TOTAL ENERGY	5,733,472

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      19

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

FINANCIALS — 15.7%
Capital Markets — 4.8%
7,500	Bank of New York Co. Inc.	$241,500
3,080	Goldman Sachs Group Inc.	463,324
16,570	Lehman Brothers Holdings Inc.	1,079,536
24,440	Merrill Lynch & Co. Inc.	1,700,046
18,510	Nomura Holdings Inc., Sponsored ADR	347,988
4,040	UBS AG, Registered Shares	443,188

	Total Capital Markets	4,275,582

Commercial Banks — 3.4%
5,180	Bank of Ireland, Sponsored ADR	372,183
600	Comerica Inc.	31,194
4,070	HSBC Holdings PLC, Sponsored ADR	359,585
38,210	Mitsubishi UFJ Financial Group Inc., Sponsored ADR	533,029
21,500	National Bank of Greece SA, Sponsored ADR	172,000
18,380	United Overseas Bank Ltd., Sponsored ADR	360,708
9,115	Wachovia Corp.	492,939
10,500	Wells Fargo & Co.	704,340

	Total Commercial Banks	3,025,978

Consumer Finance — 1.7%
9,740	American Express Co.	518,363
6,400	Capital One Financial Corp.	546,880
3,610	ORIX Corp., Sponsored ADR	441,286

	Total Consumer Finance	1,506,529

Diversified Financial Services — 1.7%
11,662	Bank of America Corp.	560,942
9,510	ING Groep NV, Sponsored ADR	373,933
13,185	JPMorgan Chase & Co.	553,770

	Total Diversified Financial Services	1,488,645

Insurance — 3.5%
7,000	AFLAC Inc.	324,450
23,450	American International Group Inc.	1,384,723
10,095	AXA, Sponsored ADR	330,914
92	Berkshire Hathaway Inc., Class B Shares*	279,956
7,900	Chubb Corp.	394,210
11,000	Marsh & McLennan Cos. Inc.	295,790
1,750	St. Paul Travelers Cos. Inc.	78,015

	Total Insurance	3,088,058

Thrifts & Mortgage Finance — 0.6%
6,500	Golden West Financial Corp.	482,300

	TOTAL FINANCIALS	13,867,092

See Notes to Financial Statements.
20     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

HEALTH CARE — 16.2%
Biotechnology — 6.4%
730	Alkermes Inc.*	$13,811
16,970	Amgen Inc.*	1,106,953
36,505	Biogen Idec Inc.*	1,691,277
8,050	Genentech Inc.*	658,490
15,815	Genzyme Corp.*	965,506
17,000	ImClone Systems Inc.*	656,880
55,130	Millennium Pharmaceuticals Inc.*	549,646

	Total Biotechnology	5,642,563

Health Care Equipment & Supplies — 0.4%
8,800	Smith & Nephew PLC, Sponsored ADR	339,064

Health Care Providers & Services — 2.4%
37,940	UnitedHealth Group Inc.	1,698,953
6,300	WellPoint Inc.*	458,451

	Total Health Care Providers & Services	2,157,404

Pharmaceuticals — 7.0%
7,500	Abbott Laboratories	327,075
22,790	Forest Laboratories Inc.*	881,745
10,030	GlaxoSmithKline PLC, Sponsored ADR	559,674
24,080	Johnson & Johnson	1,442,874
13,200	Novartis AG, Sponsored ADR	711,744
6,110	Novo-Nordisk A/ S, Sponsored ADR	388,535
58,152	Pfizer Inc.	1,364,827
10,400	Sanofi-Aventis, ADR	506,480

	Total Pharmaceuticals	6,182,954

	TOTAL HEALTH CARE	14,321,985

INDUSTRIALS — 7.1%
Aerospace & Defense — 1.5%
5,270	Boeing Co.	431,666
8,770	L-3 Communications Holdings Inc.	661,433
6,250	Raytheon Co.	278,562

	Total Aerospace & Defense	1,371,661

Building Products — 0.3%
8,000	Masco Corp.	237,120

Commercial Services & Supplies — 0.4%
6,400	Avery Dennison Corp.	371,584

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      21

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Industrial Conglomerates — 4.1%
30,775	General Electric Co.	$1,014,344
7,620	Hutchison Whampoa Ltd., ADR	347,205
6,350	Textron Inc.	585,343
17,200	Tomkins PLC, Sponsored ADR	370,660
47,285	Tyco International Ltd.	1,300,338

	Total Industrial Conglomerates	3,617,890

Machinery — 0.8%
16,540	Pall Corp.	463,120
3,400	Parker Hannifin Corp.	263,840

	Total Machinery	726,960

	TOTAL INDUSTRIALS	6,325,215

INFORMATION TECHNOLOGY — 15.2%
Communications Equipment — 2.3%
52,070	Cisco Systems Inc.*	1,016,927
11,800	Comverse Technology Inc.*	233,286
37,315	Nokia Oyj, Sponsored ADR	756,002

	Total Communications Equipment	2,006,215

Computers & Peripherals — 2.6%
23,580	Dell Inc.*	575,588
6,650	International Business Machines Corp.	510,853
9,700	SanDisk Corp.*	494,506
32,476	Seagate Technology*	735,256

	Total Computers & Peripherals	2,316,203

Electronic Equipment & Instruments — 0.6%
9,015	Mettler-Toledo International Inc.*	546,039

Internet Software & Services — 1.3%
34,500	Yahoo! Inc.*	1,138,500

Office Electronics — 0.6%
7,810	Canon Inc., Sponsored ADR	572,239

Semiconductors & Semiconductor Equipment — 3.6%
150	Cabot Microelectronics Corp.*	4,547
13,830	Cree Inc.*	328,601
49,870	Intel Corp.	945,037
45,340	Micron Technology Inc.*	682,820
39,970	Texas Instruments Inc.	1,210,691

	Total Semiconductors & Semiconductor Equipment	3,171,696

See Notes to Financial Statements.
22     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Software — 4.2%
12,660	Advent Software Inc.*	$456,646
13,880	Autodesk Inc.*	478,305
9,400	Electronic Arts Inc.*	404,576
63,870	Microsoft Corp.	1,488,171
10,570	SAP AG, Sponsored ADR	555,136
10,500	Trend Micro Inc., Sponsored ADR	355,950

	Total Software	3,738,784

	TOTAL INFORMATION TECHNOLOGY	13,489,676

MATERIALS — 2.8%
Chemicals — 1.8%
6,200	Air Products & Chemicals Inc.	396,304
129	Arkema, Sponsored ADR*	5,033
4,450	BASF AG, Sponsored ADR	357,290
9,620	BOC Group PLC, Sponsored ADR	562,770
6,000	E.I. du Pont de Nemours & Co.	249,600

	Total Chemicals	1,570,997

Construction Materials — 0.6%
16,840	CRH PLC, Sponsored ADR	560,603

Metals & Mining — 0.4%
1,770	Rio Tinto PLC, Sponsored ADR	371,187

	TOTAL MATERIALS	2,502,787

TELECOMMUNICATION SERVICES — 3.9%
Diversified Telecommunication Services — 1.6%
20,608	AT&T Inc.	574,757
1,599	Embarq Corp.*	65,535
15,245	Nippon Telegraph & Telephone Corp., Sponsored ADR	373,045
7,602	Telefonica SA, Sponsored ADR	378,124

	Total Diversified Telecommunication Services	1,391,461

Wireless Telecommunication Services — 2.3%
8,550	ALLTEL Corp.	545,746
14,210	SK Telecom Co., Ltd., Sponsored ADR	332,798
31,984	Sprint Nextel Corp.	639,360
24,675	Vodafone Group PLC, Sponsored ADR	525,578

	Total Wireless Telecommunication Services	2,043,482

	TOTAL TELECOMMUNICATION SERVICES	3,434,943

UTILITIES — 1.6%
Electric Utilities — 0.5%
12,990	Endesa, SA, Sponsored ADR	417,239

Gas Utilities — 0.4%
152,350	Hong Kong & China Gas, Sponsored ADR	335,170

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      23

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Multi-Utilities — 0.7%
13,800	Sempra Energy	$627,624

	TOTAL UTILITIES	1,380,033

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT
	(Cost — $73,662,099)	82,414,104

Face
Amount

SHORT-TERM INVESTMENT — 6.8%
Repurchase Agreement — 6.8%
$5,962,000	State Street Bank & Trust Co. dated 6/30/06, 4.080% due 7/3/06; Proceeds at maturity — $5,964,027; (Fully collateralized by U.S. Treasury Note, 4.000% due 2/15/14; Market value — $6,091,200) (Cost — $5,962,000)	5,962,000

	TOTAL INVESTMENTS — 100.0% (Cost — $79,624,099#)	88,376,104
	Other Assets in Excess of Liabilities — 0.0%	36,724

	TOTAL NET ASSETS — 100.0%	$88,412,828

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt
See Notes to Financial Statements.
24     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)
LEGG MASON PARTNERS VARIABLE MULTIPLE DISCIPLINE PORTFOLIO —
BALANCED ALL CAP GROWTH AND VALUE

Shares	Security	Value

COMMON STOCKS — 68.1%
CONSUMER DISCRETIONARY — 11.5%
Hotels, Restaurants & Leisure — 0.5%
28,920	McDonald’s Corp.	$971,712

Internet & Catalog Retail — 1.4%
34,500	Amazon.com Inc.*	1,334,460
17,500	eBay Inc.*	512,575
20,595	Expedia Inc.*	308,307
33,595	IAC/ InterActiveCorp.*	889,932

	Total Internet & Catalog Retail	3,045,274

Leisure Equipment & Products — 0.1%
14,710	Hasbro Inc.	266,398

Media — 7.6%
56,265	Cablevision Systems Corp., New York Group, Class A Shares	1,206,884
70,135	Comcast Corp., Special Class A Shares*	2,299,025
16,958	Discovery Holding Co., Class A Shares*	248,096
122,500	Interpublic Group of Cos. Inc.*	1,022,875
10,039	Liberty Global Inc., Series A Shares*	215,839
3,273	Liberty Global Inc., Series C Shares*	67,326
11,329	Liberty Media Holding Corp. — Capital Group, Series A Shares*	949,030
56,646	Liberty Media Holding Corp. — Interactive Group, Series A Shares*	977,710
84,270	News Corp., Class B Shares	1,700,569
102,360	Pearson PLC, Sponsored ADR	1,397,214
180,695	Time Warner Inc.	3,126,023
88,180	Walt Disney Co.	2,645,400

	Total Media	15,855,991

Specialty Retail — 1.9%
24,500	Bed Bath & Beyond Inc.*	812,665
43,660	Charming Shoppes Inc.*	490,738
74,505	Home Depot Inc.	2,666,534

	Total Specialty Retail	3,969,937

	TOTAL CONSUMER DISCRETIONARY	24,109,312

CONSUMER STAPLES — 5.7%
Beverages — 1.8%
43,105	Coca-Cola Co.	1,854,377
6,000	Molson Coors Brewing Co., Class B Shares	407,280
24,135	PepsiCo Inc.	1,449,065

	Total Beverages	3,710,722

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      25

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Food & Staples Retailing — 1.1%
34,070	Safeway Inc.	$885,820
29,500	Wal-Mart Stores Inc.	1,421,015

	Total Food & Staples Retailing	2,306,835

Food Products — 1.8%
31,500	Kraft Foods Inc., Class A Shares	973,350
68,400	Unilever PLC, Sponsored ADR	1,541,736
26,737	Wm. Wrigley Jr. Co.	1,212,790

	Total Food Products	3,727,876

Household Products — 1.0%
6,000	Kimberly-Clark Corp.	370,200
32,591	Procter & Gamble Co.	1,812,060

	Total Household Products	2,182,260

	TOTAL CONSUMER STAPLES	11,927,693

ENERGY — 5.7%
Energy Equipment & Services — 1.9%
9,200	Baker Hughes Inc.	753,020
17,760	GlobalSantaFe Corp.	1,025,640
14,875	Grant Prideco Inc.*	665,656
32,040	Weatherford International Ltd.*	1,589,825

	Total Energy Equipment & Services	4,034,141

Oil, Gas & Consumable Fuels — 3.8%
46,440	Anadarko Petroleum Corp.	2,214,724
16,450	BP PLC, Sponsored ADR	1,145,084
5,800	Chevron Corp.	359,948
36,355	Exxon Mobil Corp.	2,230,379
16,420	Murphy Oil Corp.	917,221
45,050	Williams Cos. Inc.	1,052,368

	Total Oil, Gas & Consumable Fuels	7,919,724

	TOTAL ENERGY	11,953,865

FINANCIALS — 9.5%
Capital Markets — 3.3%
4,000	Franklin Resources Inc.	347,240
4,700	Goldman Sachs Group Inc.	707,021
27,570	Lehman Brothers Holdings Inc.	1,796,185
45,460	Merrill Lynch & Co. Inc.	3,162,198
16,380	State Street Corp.	951,514

	Total Capital Markets	6,964,158

Consumer Finance — 0.8%
30,085	American Express Co.	1,601,124

See Notes to Financial Statements.
26     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Diversified Financial Services — 1.5%
32,532	Bank of America Corp.	$1,564,789
40,554	JPMorgan Chase & Co.	1,703,268

	Total Diversified Financial Services	3,268,057

Insurance — 2.4%
41,050	American International Group Inc.	2,424,003
355	Berkshire Hathaway Inc., Class B Shares*	1,080,265
30,620	Chubb Corp.	1,527,938

	Total Insurance	5,032,206

Thrifts & Mortgage Finance — 1.5%
22,365	MGIC Investment Corp.	1,453,725
38,000	PMI Group Inc.	1,694,040

	Total Thrifts & Mortgage Finance	3,147,765

	TOTAL FINANCIALS	20,013,310

HEALTH CARE — 12.8%
Biotechnology — 5.1%
1,690	Alkermes Inc.*	31,975
38,500	Amgen Inc.*	2,511,355
66,455	Biogen Idec Inc.*	3,078,860
15,850	Genentech Inc.*	1,296,530
25,425	Genzyme Corp.*	1,552,196
33,500	ImClone Systems Inc.*	1,294,440
96,650	Millennium Pharmaceuticals Inc.*	963,601

	Total Biotechnology	10,728,957

Health Care Providers & Services — 1.0%
47,780	UnitedHealth Group Inc.	2,139,588

Pharmaceuticals — 6.7%
38,910	Abbott Laboratories	1,696,865
15,000	Eli Lilly & Co.	829,050
38,560	Forest Laboratories Inc.*	1,491,887
23,350	GlaxoSmithKline PLC, Sponsored ADR	1,302,930
56,875	Johnson & Johnson	3,407,950
13,500	Novartis AG, Sponsored ADR	727,920
133,073	Pfizer Inc.	3,123,223
31,795	Wyeth	1,412,016

	Total Pharmaceuticals	13,991,841

	TOTAL HEALTH CARE	26,860,386

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      27

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

INDUSTRIALS — 6.6%
Aerospace & Defense — 2.4%
9,020	Boeing Co.	$738,828
39,000	Honeywell International Inc.	1,571,700
14,560	L-3 Communications Holdings Inc.	1,098,115
34,815	Raytheon Co.	1,551,705

	Total Aerospace & Defense	4,960,348

Airlines — 0.5%
67,300	Southwest Airlines Co.	1,101,701

Electrical Equipment — 0.8%
20,505	Emerson Electric Co.	1,718,524

Industrial Conglomerates — 1.9%
53,510	General Electric Co.	1,763,690
83,950	Tyco International Ltd.	2,308,625

	Total Industrial Conglomerates	4,072,315

Machinery — 1.0%
15,830	Caterpillar Inc.	1,179,018
30,190	Pall Corp.	845,320

	Total Machinery	2,024,338

	TOTAL INDUSTRIALS	13,877,226

INFORMATION TECHNOLOGY — 13.1%
Communications Equipment — 2.4%
160,010	Cisco Systems Inc.*	3,124,995
50,115	Motorola Inc.	1,009,817
46,740	Nokia Oyj, Sponsored ADR	946,953

	Total Communications Equipment	5,081,765

Computers & Peripherals — 1.8%
47,080	Dell Inc.*	1,149,223
10,360	International Business Machines Corp.	795,855
7,500	Lexmark International Inc., Class A Shares*	418,725
10,060	SanDisk Corp.*	512,859
35,551	Seagate Technology*	804,874

	Total Computers & Peripherals	3,681,536

Electronic Equipment & Instruments — 0.4%
28,775	Agilent Technologies Inc.*	908,139

Internet Software & Services — 1.0%
10,000	VeriSign Inc.*	231,700
58,500	Yahoo! Inc.*	1,930,500

	Total Internet Software & Services	2,162,200

See Notes to Financial Statements.
28     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Shares	Security	Value

Semiconductors & Semiconductor Equipment — 4.6%
47,500	Applied Materials Inc.	$773,300
505	Cabot Microelectronics Corp.*	15,307
23,215	Cree Inc.*	551,588
93,290	Intel Corp.	1,767,846
75,640	Micron Technology Inc.*	1,139,138
23,000	Novellus Systems Inc.*	568,100
127,947	Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR	1,174,557
116,900	Texas Instruments Inc.	3,540,901

	Total Semiconductors & Semiconductor Equipment	9,530,737

Software — 2.9%
22,890	Advent Software Inc.*	825,642
23,240	Autodesk Inc.*	800,851
29,000	Electronic Arts Inc.*	1,248,160
135,240	Microsoft Corp.	3,151,092

	Total Software	6,025,745

	TOTAL INFORMATION TECHNOLOGY	27,390,122

MATERIALS — 2.1%
Chemicals — 0.8%
14,500	Dow Chemical Co.	565,935
25,000	E.I. du Pont de Nemours & Co.	1,040,000

	Total Chemicals	1,605,935

Metals & Mining — 0.7%
42,535	Alcoa Inc.	1,376,433

Paper & Forest Products — 0.6%
21,740	Weyerhaeuser Co.	1,353,315

	TOTAL MATERIALS	4,335,683

TELECOMMUNICATION SERVICES — 1.1%
Diversified Telecommunication Services — 0.5%
35,570	Verizon Communications Inc.	1,191,239

Wireless Telecommunication Services — 0.6%
57,070	Vodafone Group PLC, Sponsored ADR	1,215,591

	TOTAL TELECOMMUNICATION SERVICES	2,406,830

	TOTAL COMMON STOCKS (Cost — $126,673,724)	142,874,427

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      29

Schedules of Investments (June 30, 2006) (unaudited) (continued)

Face
Amount	Security	Value

U.S. GOVERNMENT & AGENCY OBLIGATIONS — 28.6%
U.S. Government Agencies — 11.5%
$6,310,000	Federal Home Loan Bank (FHLB), Global Bond, 4.625% due 7/18/07	$6,254,554
5,750,000	Federal Home Loan Mortgage Corp. (FHLMC), Notes, 3.625% due 9/15/08	5,536,888
12,955,000	Federal National Mortgage Association (FNMA), 3.375% due 12/15/08	12,352,618

	Total U.S. Government Agencies	24,144,060

U.S. Government Obligations — 17.1%
	U.S. Treasury Notes:
12,350,000	4.000% due 4/15/10	11,886,888
6,000,000	5.000% due 2/15/11	5,987,112
4,500,000	4.875% due 2/15/12	4,452,192
4,650,000	4.375% due 8/15/12	4,474,537
9,650,000	4.250% due 8/15/14	9,090,985

	Total U.S. Government Obligations	35,891,714

	TOTAL U.S. GOVERNMENT & AGENCY OBLIGATIONS (Cost — $61,440,692)	60,035,774

	TOTAL INVESTMENTS BEFORE SHORT-TERM INVESTMENT (Cost — $188,114,416)	202,910,201

SHORT-TERM INVESTMENT — 3.1%
Repurchase Agreement — 3.1%
6,540,000	State Street Bank & Trust Co. dated 6/30/06, 4.080% due 7/3/06; Proceeds at maturity — $6,542,224; (Fully collateralized by U.S. Treasury Obligations, 4.000% to 7.500% due 2/15/14 to 11/15/16; Market value — $6,678,668) (Cost — $6,540,000)	6,540,000

	TOTAL INVESTMENTS — 99.8% (Cost — $194,654,416#)	209,450,201
	Other Assets in Excess of Liabilities — 0.2%	369,535

	TOTAL NET ASSETS — 100.0%	$209,819,736

*	Non-income producing security.

#	Aggregate cost for federal income tax purposes is substantially the same.

Abbreviation used in this schedule:

ADR	— American Depositary Receipt
See Notes to Financial Statements.
30     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Statements of Assets and Liabilities (June 30, 2006) (unaudited)

	Legg Mason Partners Variable Multiple Discipline Portfolio —

	All Cap	Large Cap	Global All Cap	Balanced All
	Growth and	Growth and	Growth and	Cap Growth
	Value	Value	Value	and Value

ASSETS:
Investments, at cost	$243,932,966	$32,912,122	$79,624,099	$194,654,416

Investments, at value	$273,030,915	$34,940,599	$88,376,104	$209,450,201
Cash	1,105	578	1,291	2,173
Dividends and interest receivable	305,496	43,138	164,960	904,743
Receivable for Fund shares sold	31,538	23,635	3,186	1,649
Receivable for securities sold	—	97,812	—	—
Prepaid expenses	569	71	141	393

Total Assets	273,369,623	35,105,833	88,545,682	210,359,159

LIABILITIES:
Payable for Fund shares repurchased	253,656	22,744	50,728	362,182
Investment management fee payable	167,980	21,359	54,001	129,499
Distribution fees payable	11,054	—	—	8,557
Trustees’ fees payable	357	253	205	338
Accrued expenses	55,092	20,548	27,920	38,847

Total Liabilities	488,139	64,904	132,854	539,423

Total Net Assets	$272,881,484	$35,040,929	$88,412,828	$209,819,736

NET ASSETS:
Par value (Note 4)	$17,743	$2,408	$5,343	$15,491
Paid-in capital in excess of par value	238,021,478	32,299,291	78,089,899	191,172,428
Undistributed net investment income	713,961	149,571	200,465	1,477,680
Accumulated net realized gain on investments	5,030,353	561,182	1,365,116	2,358,352
Net unrealized appreciation on investments	29,097,949	2,028,477	8,752,005	14,795,785

Total Net Assets	$272,881,484	$35,040,929	$88,412,828	$209,819,736

Shares Outstanding	17,743,267	2,407,837	5,342,651	15,490,699

Net Asset Value	$15.38	$14.55	$16.55	$13.54

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      31

Statements of Operations (For the six months ended June 30, 2006) (unaudited)

	Legg Mason Partners Variable Multiple Discipline Portfolio —

	All Cap	Large Cap	Global All Cap	Balanced All
	Growth	Growth and	Growth and	Cap Growth
	and Value	Value	Value	and Value

INVESTMENT INCOME:
Dividends	$1,960,864	$281,921	$714,398	$1,045,886
Interest	115,454	39,306	135,194	1,468,137
Less: Foreign taxes withheld	(27,794)	(5,605)	(31,798)	(15,030)

Total Investment Income	2,048,524	315,622	817,794	2,498,993

EXPENSES:
Investment management fee (Note 2)	1,063,048	134,868	325,834	810,187
Distribution fees (Note 2)	354,349	44,956	108,612	270,062
Shareholder reports	18,521	5,226	7,249	11,673
Trustees’ fees	18,181	3,906	6,123	14,266
Audit and tax	12,199	12,100	13,588	13,092
Legal fees	8,200	8,270	7,965	8,040
Insurance	2,743	353	703	2,075
Custody fees	2,695	1,444	1,654	2,269
Registration fees	890	229	876	1,053
Transfer agent fees	35	35	35	35
Miscellaneous expenses	2,096	1,748	1,871	1,839

Total Expenses	1,482,957	213,135	474,510	1,134,591
Less: Fee waivers and/or expense reimbursements (Notes 2 and 5)	(149,590)	(47,286)	(111,985)	(114,372)

Net Expenses	1,333,367	165,849	362,525	1,020,219

Net Investment Income	715,157	149,773	455,269	1,478,774

REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS (NOTES 1 AND 3):
Net Realized Gain From Investment Transactions	5,138,124	610,666	1,438,114	2,782,845

Change in Net Unrealized Appreciation/ Depreciation From Investments	(1,822,270)	(908,157)	238,677	(2,153,567)

Net Gain (Loss) on Investments	3,315,854	(297,491)	1,676,791	629,278

Increase (Decrease) in Net Assets From Operations	$4,031,011	$(147,718)	$2,132,060	$2,108,052

See Notes to Financial Statements.
32     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Statements of Changes in Net Assets

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable Multiple Discipline Portfolio —
All Cap Growth and Value	2006	2005

OPERATIONS:
Net investment income	$715,157	$1,015,249
Net realized gain	5,138,124	9,158,915
Change in net unrealized appreciation/depreciation	(1,822,270)	4,684,494

Increase in Net Assets From Operations	4,031,011	14,858,658

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(1,000,008)
Net realized gains	(1,126,458)	(5,609,221)

Decrease in Net Assets From Distributions to Shareholders	(1,126,458)	(6,609,229)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	8,179,014	49,267,087
Reinvestment of distributions	1,126,458	6,609,229
Cost of shares repurchased	(23,708,963)	(26,087,662)

Increase (Decrease) in Net Assets From Fund Share Transactions	(14,403,491)	29,788,654

Increase (Decrease) in Net Assets	(11,498,938)	38,038,083
NET ASSETS:
Beginning of period	284,380,422	246,342,339

End of period*	$272,881,484	$284,380,422

* Includes undistributed (overdistributed) net investment income of:	$713,961	$(1,196)

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      33

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable Multiple Discipline Portfolio —
Large Cap Growth and Value	2006	2005

OPERATIONS:
Net investment income	$149,773	$222,795
Net realized gain	610,666	634,889
Change in net unrealized appreciation/depreciation	(908,157)	530,765

Increase (Decrease) in Net Assets From Operations	(147,718)	1,388,449

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	—	(222,675)
Net realized gains	(32,856)	(484,105)

Decrease in Net Assets From Distributions to Shareholders	(32,856)	(706,780)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	1,815,392	11,085,447
Reinvestment of distributions	32,856	706,780
Cost of shares repurchased	(2,561,991)	(4,122,953)

Increase (Decrease) in Net Assets From Fund Share Transactions	(713,743)	7,669,274

Increase (Decrease) in Net Assets	(894,317)	8,350,943
NET ASSETS:
Beginning of period	35,935,246	27,584,303

End of period*	$35,040,929	$35,935,246

* Includes undistributed (overdistributed) net investment income of:	$149,571	$(202)

See Notes to Financial Statements.
34     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable Multiple Discipline Portfolio —
Global All Cap Growth and Value	2006	2005

OPERATIONS:
Net investment income	$455,269	$427,403
Net realized gain	1,438,114	1,034,391
Change in net unrealized appreciation/depreciation	238,677	3,787,169

Increase in Net Assets From Operations	2,132,060	5,248,963

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(174,516)	(567,440)
Net realized gains	(74,696)	(847,896)

Decrease in Net Assets From Distributions to Shareholders	(249,212)	(1,415,336)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	8,621,432	32,026,581
Reinvestment of distributions	249,212	1,415,336
Cost of shares repurchased	(4,904,542)	(4,092,321)

Increase in Net Assets From Fund Share Transactions	3,966,102	29,349,596

Increase in Net Assets	5,848,950	33,183,223
NET ASSETS:
Beginning of period	82,563,878	49,380,655

End of period*	$88,412,828	$82,563,878

* Includes undistributed (overdistributed) net investment income of:	$200,465	$(80,288)

See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      35

Statements of Changes in Net Assets (continued)

For the six months ended June 30, 2006 (unaudited)
and the year ended December 31, 2005

Legg Mason Partners Variable Multiple Discipline Portfolio —
Balanced All Cap Growth and Value	2006	2005

OPERATIONS:
Net investment income	$1,478,774	$2,574,320
Net realized gain	2,782,845	3,158,471
Change in net unrealized appreciation/depreciation	(2,153,567)	3,389,794

Increase in Net Assets From Operations	2,108,052	9,122,585

DISTRIBUTIONS TO SHAREHOLDERS FROM (NOTE 1):
Net investment income	(23,668)	(2,550,005)
Net realized gains	(333,804)	(1,896,929)

Decrease in Net Assets From Distributions to Shareholders	(357,472)	(4,446,934)

FUND SHARE TRANSACTIONS (NOTE 4):
Net proceeds from sale of shares	6,604,301	48,478,002
Reinvestment of distributions	357,472	4,446,934
Cost of shares repurchased	(15,823,085)	(15,592,333)

Increase (Decrease) in Net Assets From Fund Share Transactions	(8,861,312)	37,332,603

Increase (Decrease) in Net Assets	(7,110,732)	42,008,254
NET ASSETS:
Beginning of period	216,930,468	174,922,214

End of period*	$209,819,736	$216,930,468

* Includes undistributed net investment income of:	$1,477,680	$22,574

See Notes to Financial Statements.
36     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Financial Highlights
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners
Variable Multiple Discipline Portfolio —
All Cap Growth and Value	2006(1)		2005	2004	2003(2)		2002(2)(3)

Net Asset Value, Beginning of Period	$15.24		$14.82	$13.99	$10.65		$10.00

Income From Operations:
Net investment income	0.04		0.05	0.04	0.02		0.01
Net realized and unrealized gain	0.16		0.73	0.89	3.33		0.64

Total Income From Operations	0.20		0.78	0.93	3.35		0.65

Less Distributions From:
Net investment income	—		(0.05)	(0.05)	(0.01)		—
Net realized gains	(0.06)		(0.31)	(0.05)	(0.00	)(4)	—

Total Distributions	(0.06)		(0.36)	(0.10)	(0.01)		—

Net Asset Value, End of Period	$15.38		$15.24	$14.82	$13.99		$10.65

Total Return(5)	1.34%		5.25%	6.64%	31.44%		6.50%

Net Assets, End of Period (000s)	$272,881		$284,380	$246,342	$103,769		$3,330

Ratios to Average Net Assets:
Gross expenses	1.05	%(6)	1.06%	1.07%	1.31%		21.24	%(6)
Net expenses(7)(8)	0.94	(6)	0.96	0.95	1.00		1.00	(6)
Net investment income	0.50	(6)	0.38	0.43	0.17		0.49	(6)

Portfolio Turnover Rate	9%		22%	9%	3%		2%

(1)	For the six months ended June 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      37

Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners
Variable Multiple Discipline Portfolio —
Large Cap Growth and Value	2006(1)		2005	2004	2003(2)	2002(2)(3)

Net Asset Value, Beginning of Period	$14.63		$14.41	$13.74	$10.73	$10.00

Income (Loss) From Operations:
Net investment income	0.06		0.09	0.11	0.02	0.01
Net realized and unrealized gain (loss)	(0.13)		0.42	0.82	3.09	0.72

Total Income (Loss) From Operations	(0.07)		0.51	0.93	3.11	0.73

Less Distributions From:
Net investment income	—		(0.09)	(0.11)	(0.03)	—
Net realized gains	(0.01)		(0.20)	(0.15)	(0.07)	—

Total Distributions	(0.01)		(0.29)	(0.26)	(0.10)	—

Net Asset Value, End of Period	$14.55		$14.63	$14.41	$13.74	$10.73

Total Return(4)	(0.45)%		3.55%	6.75%	29.00%	7.30%

Net Assets, End of Period (000s)	$35,041		$35,935	$27,584	$10,811	$436

Ratios to Average Net Assets:
Gross expenses	1.19	%(5)	1.24%	1.36%	2.35%	119.99	%(5)
Net expenses(6)(7)	0.92	(5)	0.99	1.00	1.00	1.00	(5)
Net investment income	0.83	(5)	0.67	1.12	0.62	0.69	(5)

Portfolio Turnover Rate	11%		33%	16%	5%	3%

(1)	For the six months ended June 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

(7)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
38     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners
Variable Multiple Discipline Portfolio —
Global All Cap Growth and Value	2006(1)		2005	2004	2003(2)	2002(2)(3)

Net Asset Value, Beginning of Period	$16.17		$15.44	$14.11	$10.78	$10.00

Income From Operations:
Net investment income	0.09		0.10	0.07	0.04	0.01
Net realized and unrealized gain	0.33		0.91	1.38	3.36	0.77

Total Income From Operations	0.42		1.01	1.45	3.40	0.78

Less Distributions From:
Net investment income	(0.03)		(0.11)	(0.07)	(0.02)	—
Net realized gains	(0.01)		(0.17)	(0.05)	(0.05)	—

Total Distributions	(0.04)		(0.28)	(0.12)	(0.07)	—

Net Asset Value, End of Period	$16.55		$16.17	$15.44	$14.11	$10.78

Total Return(4)	2.64%		6.54%	10.25%	31.55%	7.80%

Net Assets, End of Period (000s)	$88,413		$82,564	$49,381	$10,974	$1,003

Ratios to Average Net Assets:
Gross expenses	1.09	%(5)	1.15%	1.28%	2.56%	52.11	%(5)
Net expenses(6)(7)	0.83	(5)	0.90	1.00	1.00	1.00	(5)
Net investment income	1.05	(5)	0.64	0.75	0.36	0.38	(5)

Portfolio Turnover Rate	9%		18%	10%	6%	2%

(1)	For the six months ended June 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(4)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(5)	Annualized.

(6)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

(7)	Reflects fees waivers and/or expense reimbursements.
See Notes to Financial Statements.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      39

Financial Highlights (continued)
For a share of beneficial interest outstanding throughout each year ended December 31, unless otherwise noted:

Legg Mason Partners
Variable Multiple Discipline Portfolio —
Balanced All Cap Growth and Value	2006(1)		2005	2004	2003(2)		2002(2)(3)

Net Asset Value, Beginning of Period	$13.45		$13.17	$12.67	$10.42		$10.00

Income From Operations:
Net investment income	0.10		0.16	0.10	0.08		0.02
Net realized and unrealized gain	0.01		0.40	0.54	2.20		0.40

Total Income From Operations	0.11		0.56	0.64	2.28		0.42

Less Distributions From:
Net investment income	(0.00	)(4)	(0.16)	(0.11)	(0.03)		—
Net realized gains	(0.02)		(0.12)	(0.03)	(0.00	)(4)	—

Total Distributions	(0.02)		(0.28)	(0.14)	(0.03)		—

Net Asset Value, End of Period	$13.54		$13.45	$13.17	$12.67		$10.42

Total Return(5)	0.84%		4.25%	5.01%	21.93%		4.20%

Net Assets, End of Period (000s)	$209,820		$216,930	$174,922	$77,788		$3,234

Ratios to Average Net Assets:
Gross expenses	1.05	%(6)	1.06%	1.08%	1.39%		23.28	%(6)
Net expenses(7)(8)	0.94	(6)	0.96	0.97	1.00		1.00	(6)
Net investment income	1.37	(6)	1.29	1.09	0.69		1.28	(6)

Portfolio Turnover Rate	23%		61%	49%	39%		7%

(1)	For the six months ended June 30, 2006 (unaudited).

(2)	Per share amounts have been calculated using the average shares method.

(3)	For the period October 1, 2002 (commencement of operations) to December 31, 2002.

(4)	Amount represents less than $0.01 per share.

(5)	Performance figures may reflect fee waivers and/or expense reimbursements. Past performance is no guarantee of future results. In the absence of fee waivers and/or expense reimbursements, the total return would have been lower. Total returns do not reflect expenses associated with the separate accounts such as administrative fees, account charges and surrender charges which, if reflected, would reduce the total return for all periods shown. Total returns for periods of less than one year are not annualized.

(6)	Annualized.

(7)	As a result of an expense limitation, the ratio of expenses to average net assets will not exceed 1.00%.

(8)	Reflects fee waivers and/or expense reimbursements.
See Notes to Financial Statements.
40     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Notes to Financial Statements (unaudited)

1.	Organization and Significant Accounting Policies
Legg Mason Partners Variable Multiple Discipline Portfolio — All Cap Growth and Value (“All Cap Growth and Value”), Legg Mason Partners Variable Multiple Discipline Portfolio — Large Cap Growth and Value (“Large Cap Growth and Value”), Legg Mason Partners Variable Multiple Discipline Portfolio — Global All Cap Growth and Value (“Global All Cap Growth and Value”) and Legg Mason Partners Variable Multiple Discipline Portfolio — Balanced All Cap Growth and Value (“Balanced All Cap Growth and Value”) (formerly known as Multiple Discipline Portfolio — All Cap Growth and Value, Multiple Discipline Portfolio — Large Cap Growth and Value, Multiple Discipline Portfolio — Global All Cap Growth and Value and Multiple Discipline Portfolio — Balanced All Cap Growth and Value) (the “Funds”) are separate diversified investment funds of Legg Mason Partners Variable Portfolios IV (formerly known as Smith Barney Multiple Discipline Trust) (the “Trust”). The Trust, a Massachusetts business trust, is registered under the Investment Company Act of 1940, as amended (the “1940 Act”), as an open-end management investment company. The Trust is offered exclusively for use with certain variable annuity and variable life insurance contracts offered through the separate accounts of various affiliated life insurance companies and qualified pension and retirement plans.
   The following are significant accounting policies consistently followed by the Funds and are in conformity with U.S. generally accepted accounting principles (“GAAP”). Estimates and assumptions are required to be made regarding assets, liabilities and changes in net assets resulting from operations when financial statements are prepared. Changes in the economic environment, financial markets and any other parameters used in determining these estimates could cause actual results to differ.
   (a) Investment Valuation. Equity securities for which market quotations are available are valued at the last sale price or official closing price on the primary market or exchange on which they trade. Debt securities are valued at the mean between the bid and asked prices provided by an independent pricing service that are based on transactions in debt obligations, quotations from bond dealers, market transactions in comparable securities and various other relationships between securities. When prices are not readily available, or are determined not to reflect fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Funds calculate their net asset value, the Funds may value these investments at fair value as determined in accordance with the procedures approved by the Funds’ Board of Trustees. Short-term obligations with maturities of 60 days or less are valued at amortized cost, which approximates market value.
   (b) Repurchase Agreements. When entering into repurchase agreements, it is the Funds’ policy that their custodian or a third party custodian take possession of the underlying collateral securities, the market value of which at least equals the principal amount of the repurchase transaction, including accrued interest. To the extent that any repurchase transaction exceeds one business day, the value of the collateral is marked-to-market to ensure the adequacy of the collateral. If the seller defaults and the market value
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      41

Notes to Financial Statements (unaudited) (continued)
of the collateral declines or if bankruptcy proceedings are commenced with respect to the seller of the security, realization of the collateral by the Funds may be delayed or limited.
   (c) Security Transactions and Investment Income. Security transactions are accounted for on a trade date basis. Interest income, adjusted for amortization of premium and accretion of discount, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date. Foreign dividend income is recorded on the ex-dividend date or as soon as practical after the Funds determine the existence of a dividend declaration after exercising reasonable due diligence. The cost of investments sold is determined by use of the specific identification method. To the extent any issuer defaults on an expected interest payment, the Funds’ policy is to generally halt any additional interest income accruals and consider the realizability of interest accrued up to the date of default.
   (d) Distributions to Shareholders. Distributions from net investment income and distributions of net realized gains, if any, are declared at least annually. Distributions to shareholders of the Funds are recorded on the ex-dividend date and are determined in accordance with income tax regulations, which may differ from GAAP.
   (e) Federal and Other Taxes. It is the Funds’ policy to comply with the federal income and excise tax requirements of the Internal Revenue Code of 1986, as amended, applicable to regulated investment companies. Accordingly, the Funds intend to distribute substantially all of their income and net realized gains on investments, if any, to shareholders each year. Therefore, no federal income tax provision is required in the Funds’ financial statements. Under the applicable foreign tax laws, a withholding tax may be imposed on interest, dividends and capital gains at various rates.
   (f) Reclassification. GAAP requires that certain components of net assets be adjusted to reflect permanent differences between financial and tax reporting. These reclassifications have no effect on net assets or net asset values per share.

2.	Investment Management Agreement and Other Transactions with Affiliates
For the period of this report, Smith Barney Fund Management LLC (“SBFM”), an indirect wholly-owned subsidiary of Legg Mason, Inc. (“Legg Mason”), acted as the investment manager of the Funds. Under the investment management agreement, each Fund paid an investment management fee calculated at an annual rate of 0.75% of the Fund’s average daily net assets. This fee is calculated daily and paid monthly.
   During the six months ended June 30, 2006, All Cap Growth and Value, Large Cap Growth and Value, Global All Cap Growth and Value and Balanced All Cap Growth and Value each had expense limitations in place of 1.00%.
   During the six months ended June 30, 2006, SBFM waived a portion of its fee in the amounts of $6,311, $796, $1,831 and $4,807 for All Cap Growth and Value, Large Cap Growth and Value, Global All Cap Growth and Value and Balanced All Cap Growth and Value, respectively. In addition, during the six months ended June 30, 2006, All Cap Growth and Value, Large Cap Growth and Value, Global All Cap Growth and Value and Balanced All Cap Growth and Value were reimbursed for expenses in the amount of $1,539, $1,534, $1,542 and $1,540, respectively.
42     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
   Citigroup Global Markets Inc. (“CGM”) and Legg Mason Investor Services, LLC (“LMIS”), a wholly-owned broker-dealer subsidiary of Legg Mason, serve as co-distributors of the Funds. The Funds have adopted a Rule 12b-1 distribution plan and under that plan, the Funds pay a distribution fee of 0.25% of the average daily net assets of each Fund, respectively. These fees are calculated daily and paid monthly.
   During the six months ended June 30, 2006, CGM and LMIS waived a portion of their distribution fees equal to 0.10% of the average daily net assets for All Cap Growth and Value and Balanced All Cap Growth and Value resulting in waivers of $141,740 and $108,025, respectively. In addition, CGM and LMIS waived all of their distribution fees for Large Cap Growth and Value and Global All Cap Growth and Value, resulting in waivers of $44,956 and $108,612, respectively. The distribution plan fee waivers can be terminated at any time.
   Certain officers and one Trustee of the Trust are employees of Legg Mason or its affiliates and do not receive compensation from the Trust.

3.	Investments
During the six months ended June 30, 2006, the aggregate cost of purchases and proceeds from sales of investments (excluding short-term investments) and U.S. Government & Agency obligations were as follows:

			U.S. Government &
	Investments		Agency Obligations

	Purchases	Sales	Purchases	Sales

All Cap Growth and Value	$25,576,303	$37,380,201	$—	$—

Large Cap Growth and Value	3,817,084	3,757,373	—	—

Global All Cap Growth and Value	11,345,513	6,936,398	—	—

Balanced All Cap Growth and Value	13,637,201	23,235,766	35,746,744	35,988,562

   At June 30, 2006, the aggregate gross unrealized appreciation and depreciation of investments for federal income tax purposes were substantially as follows:

	Gross Unrealized	Gross Unrealized	Net Unrealized
	Appreciation	Depreciation	Appreciation

All Cap Growth and Value	$38,430,773	$(9,332,824)	$29,097,949

Large Cap Growth and Value	3,355,555	(1,327,078)	2,028,477

Global All Cap Growth and Value	10,944,215	(2,192,210)	8,752,005

Balanced All Cap Growth and Value	20,023,424	(5,227,639)	14,795,785

4.	Shares of Beneficial Interest
At June 30, 2006, the Trust had an unlimited number of shares authorized with a par value of $0.001 per share.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      43

Notes to Financial Statements (unaudited) (continued)
   Transactions in shares of each Fund were as follows:

	Six Months Ended	Year Ended
	June 30, 2006	December 31, 2005

All Cap Growth and Value
Shares sold	519,583	3,357,104
Shares issued on reinvestment	74,699	430,288
Shares repurchased	(1,511,379)	(1,749,491)

Net Increase (Decrease)	(917,097)	2,037,901

Large Cap Growth and Value
Shares sold	122,724	778,434
Shares issued on reinvestment	2,302	47,982
Shares repurchased	(173,493)	(284,538)

Net Increase (Decrease)	(48,467)	541,878

Global All Cap Growth and Value
Shares sold	514,296	2,083,470
Shares issued on reinvestment	15,384	86,994
Shares repurchased	(293,984)	(262,077)

Net Increase	235,696	1,908,387

Balanced All Cap Growth and Value
Shares sold	481,744	3,701,338
Shares issued on reinvestment	26,797	328,915
Shares repurchased	(1,152,484)	(1,176,083)

Net Increase (Decrease)	(643,943)	2,854,170

5.	Regulatory Matters
On May 31, 2005, the U.S. Securities and Exchange Commission (“SEC”) issued an order in connection with the settlement of an administrative proceeding against SBFM and CGM relating to the appointment of an affiliated transfer agent for the Smith Barney family of mutual funds (the “Funds”).
   The SEC order finds that SBFM and CGM willfully violated Section 206(1) of the Investment Advisers Act of 1940 (“Advisers Act”). Specifically, the order finds that SBFM and CGM knowingly or recklessly failed to disclose to the boards of the Funds in 1999 when proposing a new transfer agent arrangement with an affiliated transfer agent that First Data Investors Services Group (“First Data”), the Funds’ then-existing transfer agent, had offered to continue as transfer agent and do the same work for substantially less money than before; and that Citigroup Asset Management (“CAM”), the Citigroup business unit that, at the time, included the Funds’ investment manager and other investment advisory companies, had entered into a side letter with First Data under which CAM agreed to recommend the appointment of First Data as sub-transfer agent to the affiliated transfer agent in exchange for, among other things, a guarantee by First Data of specified amounts of asset management and investment banking fees to CAM and CGM. The order also finds that SBFM and CGM willfully violated Section 206(2) of the Advisers Act by virtue of the omissions discussed above and other misrepresentations and omissions in the
44     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
materials provided to the Funds’ boards, including the failure to make clear that the affiliated transfer agent would earn a high profit for performing limited functions while First Data continued to perform almost all of the transfer agent functions, and the suggestion that the proposed arrangement was in the Funds’ best interests and that no viable alternatives existed. SBFM and CGM do not admit or deny any wrongdoing or liability. The settlement does not establish wrongdoing or liability for purposes of any other proceeding.
   The SEC censured SBFM and CGM and ordered them to cease and desist from violations of Sections 206(1) and 206(2) of the Advisers Act. The order requires Citigroup to pay $208.1 million, including $109 million in disgorgement of profits, $19.1 million in interest, and a civil money penalty of $80 million. Approximately $24.4 million has already been paid to the Funds, primarily through fee waivers. The remaining $183.7 million, including the penalty, has been paid to the U.S. Treasury and will be distributed pursuant to a plan submitted for the approval of the SEC. At this time, there is no certainty as to how the above-described proceeds of the settlement will be distributed, to whom such distributions will be made, the methodology by which such distributions will be allocated, and when such distributions will be made. The order also required that transfer agency fees received from the Funds since December 1, 2004, less certain expenses, be placed in escrow and provided that a portion of such fees might be subsequently distributed in accordance with the terms of the order. On April 3, 2006, an aggregate amount of approximately $9 million was distributed to the affected Funds.
   The order required SBFM to recommend a new transfer agent contract to the Funds’ boards within 180 days of the entry of the order; if a Citigroup affiliate submitted a proposal to serve as transfer agent or sub-transfer agent, SBFM and CGM would have been required, at their expense, to engage an independent monitor to oversee a competitive bidding process. On November 21, 2005, and within the specified timeframe, the Funds’ Board selected a new transfer agent for the Funds. No Citigroup affiliate submitted a proposal to serve as transfer agent. Under the order, SBFM also must comply with an amended version of a vendor policy that Citigroup instituted in August 2004.
   Although there can be no assurance, SBFM does not believe that this matter will have a material adverse effect on the Funds.
   On December 1, 2005, Citigroup completed the sale of substantially all of its global asset management business, including SBFM, to Legg Mason.

6.	Legal Matters
Beginning in August 2005, five class action lawsuits alleging violations of federal securities laws and state law were filed against CGM and SBFM, (collectively, the “Defendants”) based on the May 31, 2005 settlement order issued against the Defendants by the SEC described in Note 5. The complaints seek injunctive relief and compensatory and punitive damages, removal of SBFM as the investment manager for the Smith Barney family of funds, rescission of the Funds’ management and other contracts with SBFM, recovery of all fees paid to SBFM pursuant to such contracts, and an award of attorney’s fees and litigation expenses.
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      45

Notes to Financial Statements (unaudited) (continued)
   On October 5, 2005, a motion to consolidate the five actions and any subsequently filed, related action was filed. That motion contemplates that a consolidated amended complaint alleging substantially similar causes of action will be filed in the future.
   As of the date of this report, SBFM believes that resolution of the pending lawsuit will not have a material effect on the financial position or results of operations of the Funds or the ability of SBFM and its affiliates to continue to render services to the Funds under their respective contracts.
* * *
   Beginning in June 2004, class action lawsuits alleging violations of the federal securities laws were filed against CGM and a number of its then affiliates, including SBFM and SBAM, which were then investment adviser or manager to certain of the Funds (the “Managers”), substantially all of the mutual funds then managed by the Managers (the “Defendant Funds”), and Board Members of the Defendant Funds (collectively, the “Defendants”). The complaints alleged, among other things, that CGM created various undisclosed incentives for its brokers to sell Smith Barney and Salomon Brothers funds. In addition, according to the complaints, the Managers caused the Defendant Funds to pay excessive brokerage commissions to CGM for steering clients towards proprietary funds. The complaints also alleged that the defendants breached their fiduciary duty to the Defendant Funds by improperly charging Rule 12b-1 fees and by drawing on fund assets to make undisclosed payments of soft dollars and excessive brokerage commissions. The complaints also alleged that the Defendant Funds failed to adequately disclose certain of the allegedly wrongful conduct. The complaints sought injunctive relief and compensatory and punitive damages, rescission of the Defendant Funds’ contracts with the Managers, recovery of all fees paid to the Managers pursuant to such contracts and an award of attorneys’ fees and litigation expenses.
   On December 15, 2004, a consolidated amended complaint (the “Complaint”) was filed alleging substantially similar causes of action. On May 27, 2005, all of the Defendants filed motions to dismiss the Complaint. On July 26, 2006, the court issued a decision and order (1) finding that plaintiffs lacked standing to sue on behalf of the shareholders of the Funds in which none of the plaintiffs had invested (including All Cap Growth and Value, Large Cap Growth and Value, Global All Cap Growth and Value and Balanced All Cap Growth and Value) and dismissing those Funds from the case (although stating that they could be brought back into the case if standing as to them could be established), and (2) other than one stayed claim, dismissing all of the causes of action against the remaining Defendants, with prejudice, except for the cause of action under Section 36(b) of the Investment Company Act, which the court granted plaintiffs leave to repeal as a derivative claim.

7.	Other Matters
On September 16, 2005, the staff of the SEC informed SBFM and SBAM that the staff is considering recommending that the SEC institute administrative proceedings against SBFM and SBAM for alleged violations of Section 19(a) and 34(b) of the Investment Company Act (and related Rule 19a-1). The notification is a result of an industry wide
46     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Notes to Financial Statements (unaudited) (continued)
inspection by the SEC and is based upon alleged deficiencies in disclosures regarding dividends and distributions paid to shareholders of certain funds. Section 19(a) and related Rule 19a-1 of the Investment Company Act generally require funds that are making dividend and distribution payments to provide shareholders with a written statement disclosing the source of the dividends and distributions, and, in particular, the portion of the payments made from each of net investment income, undistributed net profits and/or paid-in capital. In connection with the contemplated proceedings, the staff may seek a cease and desist order and/or monetary damages from SBFM or SBAM.
   Although there can be no assurance, SBFM believes that this matter is not likely to have a material adverse effect on the Funds.

8.	Subsequent Events
The Funds’ Board has approved the appointment of Legg Mason Partners Fund Advisor, LLC (“LMPFA”) as the Funds’ investment manager effective August 1, 2006. The Funds’ Board has also approved the appointment of CAM North America, LLC (“CAM N.A.”) as the Funds’ subadviser effective August 1, 2006. In addition, the Board has also approved the appointment of Western Asset Management Company (“Western Asset”) as a subadviser to Balanced All Cap Growth and Value, effective August 1, 2006. The portfolio managers who are responsible for the day-to-day management of the Funds remain the same immediately prior to and immediately after the date of these changes. LMPFA, CAM N.A. and Western Asset are wholly-owned subsidiaries of Legg Mason.
   LMPFA will provide administrative and certain oversight services to the Funds. LMPFA will delegate to the subadvisers the day-to-day portfolio management of the Funds, except in certain cases, for the management of cash and short-term instruments.
   The Funds’ investment management fees will remain unchanged, with the exception of the investment management fee of Balanced All Cap Growth and Value, which will be calculated in accordance with a new breakpoint schedule effective August 1, 2006 as follows: 0.75% of the first $1 billion of the average daily net assets, 0.725% of the next $1 billion of the average daily net assets, 0.70% of the next $3 billion of the average daily net assets, 0.675% of the next $5 billion of the average daily net assets, and 0.65% of the average daily net assets over $10 billion.
   For its services, LMPFA will pay the subadvisers 70% of the net management fee that it receives from each Fund. This 70% fee will be divided between CAM N.A. and Western Asset for Balanced All Cap Growth and Value, on a pro rata basis, based on the assets allocated to each subadviser, from time to time.
   The Funds’ Board has also approved a number of other initiatives designed to streamline and restructure the fund complex, and has authorized seeking shareholder approval for those initiatives where shareholder approval is required. As a result, each Fund’s shareholders will be asked to elect a new Board, approve matters that will result in the Funds being grouped for organizational and governance purposes with other funds in the fund complex, and domicile the Trust as a Maryland business trust, with all funds
Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report      47

Notes to Financial Statements (unaudited) (continued)
operating under uniform charter documents. Each Fund’s shareholders also will be asked to approve investment matters, including standardized fundamental investment policies.
   Shareholders of Balanced All Cap Growth and Value will also be asked to authorize the Fund’s Board to change the Fund’s investment objective without shareholder approval. If shareholder approval is obtained, it is expected that the Fund’s investment objective and investment strategy would change. It is planned that the Fund’s new investment objective would be total return (that is, a combination of income and long-term capital appreciation), and related changes to investment strategies would also be implemented. In connection with the proposed change in the Fund’s investment objective, it is expected that the Fund would no longer follow a fixed asset allocation strategy. Until shareholder approval is obtained, the Fund will continue to pursue its current investment objective and strategies.
   Proxy materials describing these matters are expected to be sent to shareholders later in 2006. If shareholder approval is obtained, these matters generally are expected to be implemented during 2007.
   Effective as of July 17, 2006, Robert Gendelman will manage the equity portion of the Balanced All Cap Growth and Value assets and also serve as coordinating portfolio manager.

9.	Recent Accounting Pronouncement
During June 2006, the Financial Accounting Standards Board (“FASB”) issued FASB Interpretation 48 (“FIN 48” or the “Interpretation”), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. FIN 48 supplements FASB Statement 109 by defining the confidence level that a tax position must meet in order to be recognized in the financial statements. FIN 48 prescribes a comprehensive model for how a fund should recognize, measure, present, and disclose in its financial statements uncertain tax positions that the fund has taken or expects to take on a tax return. FIN 48 requires that the tax effects of a position be recognized only if it is “more likely than not” to be sustained based solely on its technical merits. Management must be able to conclude that the tax law, regulations, case law, and other objective information regarding the technical merits sufficiently support the position’s sustainability with a likelihood of more than 50 percent. FIN 48 is effective for fiscal periods beginning after December 15, 2006, which for the Funds will be January 1, 2007. At adoption, the financial statements must be adjusted to reflect only those tax positions that are more likely than not to be sustained as of the adoption date. Management of the Funds is currently evaluating the impact that FIN 48 will have on the financial statements.
48     Legg Mason Partners Variable Portfolios IV 2006 Semi-Annual Report

Board Approval of Management and Subadvisory Agreements (unaudited)
    At a meeting held in person on June 12, 2006, the Funds’ Board, including a majority of the Board Members who are not “interested persons” of the Funds or Legg Mason Partners Fund Advisor, LLC (the “Manager”) or any sub-investment adviser or proposed sub-investment adviser as defined in the Investment Company Act of 1940, as amended (the “1940 Act”) (the “Independent Board Members”), approved a new management agreement (the “New Management Agreement”) between each Fund and the Manager. The Funds’ Board, including a majority of the Independent Board Members, also approved one or more new subadvisory agreements between the Manager and each of CAM N.A. and Western Asset (each a “Subadviser”) (each a “New Subadvisory Agreement”). Each New Management Agreement and each New Subadvisory Agreement replaced the Fund’s prior management agreements with Smith Barney Fund Management LLC and were entered into in connection with an internal reorganization of the Manager’s and the prior manager’s parent organization, Legg Mason. In approving each New Management Agreement and each New Subadvisory Agreement, the Board, including the Independent Board Members, considered the factors discussed below, among other things.
   The Board noted that the Manager will provide administrative and certain oversight services to the Funds, and that the Manager will delegate to each of the Subadvisers the day-to-day portfolio management of the Funds. The Board Members reviewed the qualifications, backgrounds and responsibilities of the senior personnel that will provide oversight and general management services and the portfolio management team that would be primarily responsible for the day-to-day management of the Funds. The Board Members noted that the portfolio management team was expected to be the same as then managing the Funds, except for Balanced All Cap Growth and Value.
   The Board Members received and considered information regarding the nature, extent and quality of services expected to be provided to the Funds by the Manager under each New Management Agreement and by the Subadvisers under the New Subadvisory Agreements. The Board Members’ evaluation of the services expected to be provided by the Manager and the Subadvisers took into account the Board Members’ knowledge and familiarity gained as Funds Board Members, including as to the scope and quality of Legg Mason’s investment management and other capabilities and the quality of its administrative and other services. The Board Members considered, among other things, information and assurances provided by Legg Mason as to the operations, facilities and organization of the Manager and the Subadvisers and the qualifications, backgrounds and responsibilities of their senior personnel. The Board Members further considered the financial resources available to the Manager, the Subadvisers and Legg Mason. The Board Members concluded that, overall, the nature, extent and quality of services expected to be provided under each New Management Agreement and the New Subadvisory Agreements were acceptable.
   The Board Members also received and considered performance information for the Funds as well as comparative information with respect to a peer group of funds (the “Performance Universe”) selected by Lipper, Inc. (“Lipper”), an independent provider of investment company data. The Board Members were provided with a description of the
Legg Mason Partners Variable Portfolios IV      49

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)
methodology Lipper used to determine the similarity of the Funds to the funds included in the Performance Universe. The Board Members noted that they had received and discussed with management, at periodic intervals, information comparing the Funds’ performance against, among other things, their benchmarks. Based on the Board Members’ review, which included careful consideration of the factors noted above, the Board Members concluded that the performance of the Funds, under the circumstances, supported approval of each New Management Agreement and New Subadvisory Agreements.
   The Board Members reviewed and considered the management fee that would be payable by each Fund to the Manager in light of the nature, extent and quality of the management services expected to be provided by the Manager, including the fee waiver and/or expense reimbursement arrangements currently in place. Additionally, the Board Members received and considered information comparing each Fund’s management fee and overall expenses with those of comparable funds in both the relevant expense group and a broader group of funds, each selected and provided by Lipper. The Board Members also reviewed and considered the subadvisory fee that would be payable by the Manager to the Subadvisers in light of the nature, extent and quality of the management services expected to be provided by the Subadvisers. The Board Members noted that the Manager, and not the Funds, will pay the subadvisory fee to each Subadviser. The Board Members determined that each Fund’s management fee and each Fund’s subadvisory fees were reasonable in light of the nature, extent and quality of the services expected to be provided to each Fund under the New Management Agreement and the New Subadvisory Agreements.
   The Board Members received and considered a pro-forma profitability analysis of Legg Mason and its affiliates in providing services to the Funds, including information with respect to the allocation methodologies used in preparing the profitability data. The Board Members recognized that Legg Mason may realize economies of scale based on its internal reorganization and synergies of operations. The Board Members noted that it was not possible to predict with a high degree of confidence how Legg Mason’s and its affiliates’ profitability would be affected by its internal reorganization and by other factors including potential economies of scale, but that based on their review of the pro forma profitability analysis, their most recent prior review of the profitability of the predecessor manager and its affiliates from their relationship with the Funds and other factors considered, they determined that each management fee was reasonable. The Board Members noted that they expect to receive profitability information on an annual basis.
   In their deliberations, the Board Members also considered, and placed significant importance on, information that had been received and conclusions that had been reached by the Board in connection with the Board’s most recent approval of the Funds’ prior management agreement, in addition to information provided in connection with the Board’s evaluation of the terms and conditions of each New Management Agreement and the New Subadvisory Agreements.
   The Board Members considered Legg Mason’s advice and the advice of its counsel that each New Management Agreement and the New Subadvisory Agreements were being
50     Legg Mason Partners Variable Portfolios IV

Board Approval of Management and Subadvisory Agreements (unaudited) (continued)
entered into in connection with an internal reorganization within Legg Mason, that did not involve an actual change of control or management. The Board Members further noted that the terms and conditions of each New Management Agreement are substantially identical to those of the Funds’ previous management agreements except for the identity of the Manager, and that the initial term of each New Management Agreement (after which it will continue in effect only if such continuance is specifically approved at least annually by the Board, including a majority of the Independent Board Members) was the same as that under each prior management agreement.
   In light of all of the foregoing, the Board, including the Independent Board Members, approved each New Management Agreement and the New Subadvisory Agreements. No single factor reviewed by the Board Members was identified as the principal factor in determining whether to approve each New Management Agreement and the New Subadvisory Agreements. The Independent Board Members were advised by separate independent legal counsel throughout the process. The Independent Board Members also discussed the proposed approval of each New Management Agreement and the New Subadvisory Agreements in private sessions with their independent legal counsel at which no representatives of the Manager or Subadvisers were present.
Legg Mason Partners Variable Portfolios IV      51

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Legg Mason Partners Variable Portfolios IV

TRUSTEES
Walter E. Auch H. John Ellis R. Jay Gerken, CFA Chairman Armon E. Kamesar Stephen E. Kaufman John J. Murphy

INVESTMENT MANAGER
Legg Mason Partners Fund Advisor, LLC

SUBADVISERS
CAM North America, LLC
Western Asset Management Company

DISTRIBUTORS
Citigroup Global Markets Inc.
Legg Mason Investor Services, LLC

CUSTODIAN
State Street Bank and Trust Company

TRANSFER AGENT
PFPC Inc. 4400 Computer Drive Westborough, Massachusetts 01581

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM
KPMG LLP 345 Park Avenue New York, New York 10154

This report is submitted for the general information of the shareholders of the Legg Mason Partners Variable Portfolios IV and is not for use with the general public.

This report must be preceded or accompanied by a free prospectus. Investors should consider the Funds’ investment objectives, risks, charges and expenses carefully before investing. The prospectus contains this and other information about the Funds. Please read the prospectus carefully before investing.

www.leggmason.com/InvestorServices

c2006 Legg Mason Investor
Services, LLC
Member NASD, SIPC

FD02805 08/06 SR06-97

Legg Mason Partners
Variable Portfolios IV

Legg Mason Partners Variable
  Multiple Discipline Portfolio –
  All Cap Growth and Value

Legg Mason Partners Variable
  Multiple Discipline Portfolio –
  Large Cap Growth and Value

Legg Mason Partners Variable
  Multiple Discipline Portfolio –
  Global All Cap Growth and
  Value

Legg Mason Partners Variable
  Multiple Discipline Portfolio –
  Balanced All Cap Growth and
  Value

The Funds are separate investment funds of the Legg Mason Partners Variable Portfolios IV, a Massachusetts business trust.

LEGG MASON PARTNERS VARIABLE PORTFOLIOS IV
Legg Mason Partners Funds
125 Broad Street
10th Floor, MF-2
New York, New York 10004

The Funds file their complete schedule of portfolio holdings with the Securities and Exchange Commission for the first and third quarters of each fiscal year on the Form N-Q. The Funds’ Forms N-Q are available on the Commission’s website at www.sec.gov. The Funds’ Forms N-Q may be reviewed and copied at the Commission’s Public Reference Room in Washington, D.C., and information on the operation of the Public Reference Room may be obtained by calling 1-800-SEC-0330. To obtain information on Form N-Q from the Funds, shareholders can call 1-800-451-2010.

Information on how the Funds voted proxies relating to portfolio securities during the prior 12-month period ended June 30th of each year and a description of the policies and procedures that the Funds use to determine how to vote proxies relating to portfolio securities is available (1) without charge, upon request, by calling 1-800-451-2010, (2) on the Funds’ website at www.leggmason.com/InvestorServices and (3) on the SEC’s website at www.sec.gov. Proxy voting reports for the period ending June 30, 2005 will continue to be listed under the Trust’s former name, Smith Barney Multiple Discipline Trust.

ITEM 2.	CODE OF ETHICS.

Not applicable.

ITEM 3.	AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable.

ITEM 4.	PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable.

ITEM 5.	AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable.

ITEM 6.	SCHEDULE OF INVESTMENTS.

Included herein under ITEM 1.

ITEM 7.	DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 8.	PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable.

ITEM 9.	PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.

ITEM 10.	SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

Not applicable.

ITEM 11.	CONTROLS AND PROCEDURES.

(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”)) are effective as of a date within 90 days of the filing date of this report that includes the disclosure required by this paragraph, based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the 1940 Act and 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) that occurred during the registrant’s last fiscal half-year (the registrant’s second fiscal half-year in the case of an annual report) that have materially affected, or are likely to materially affect the registrant’s internal control over financial reporting.

ITEM 12.	EXHIBITS.

(a) Not applicable.

(b) Attached hereto.

Exhibit 99.CERT Certifications pursuant to section 302 of the Sarbanes-Oxley Act of 2002

Exhibit 99.906CERT Certifications pursuant to Section 906 of the Sarbanes-Oxley Act of 2002

SIGNATURES
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this Report to be signed on its behalf by the undersigned, there unto duly authorized.
Legg Mason Partners Variable Portfolios IV

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Portfolios IV
Date: September 7, 2006
     Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ R. Jay Gerken
R. Jay Gerken
Chief Executive Officer of
Legg Mason Partners Variable Portfolios IV
Date: September 7, 2006

By:	/s/ Robert J. Brault
(Robert J. Brault)
Chief Financial Officer of
Legg Mason Partners Variable Portfolios IV
Date: September 7, 2006